Pioneer Strategic
Income Fund

Schedule of Investments | December 31, 2020

Ticker Symbols:
Class A Class C Class K Class R Class Y	PSRAX PSRCX STRKX STIRX STRYX

	Shares								Value
		UNAFFILIATED ISSUERS - 99.8%
		COMMON STOCKS - 0.0%† of Net Assets
		Auto Components - 0.0%†
	1,316	Lear Corp.							$209,284
		Total Auto Components							$209,284
		Household Durables - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV							$2,098
		Total Household Durables							$2,098
		Oil, Gas & Consumable Fuels - 0.0%†
	9,565,478^(a)	Ascent CNR Corp.							$286,964
	2,013	Frontera Energy Corp.							5,194
		Total Oil, Gas & Consumable Fuels							$292,158
		Paper & Forest Products - 0.0%†
	162,828	Emerald Plantation Holdings, Ltd.							$6,513
		Total Paper & Forest Products							$6,513
		Specialty Retail - 0.0%†
	111,548^(a)	Targus Cayman SubCo., Ltd.							$147,243
		Total Specialty Retail							$147,243
		TOTAL COMMON STOCKS
		(Cost $1,215,239)							$657,296
		CONVERTIBLE PREFERRED STOCKS - 1.8% of Net Assets
		Banks - 1.8%
	12,114(b)	Bank of America Corp., 7.25%							$18,396,078
	44,005(b)	Wells Fargo & Co., 7.5%							66,795,189
		Total Banks							$85,191,267
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $74,244,450)							$85,191,267
		PREFERRED STOCK - 0.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)							$3,461,250
		Total Equity Real Estate Investment Trusts (REITs)							$3,461,250
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)							$3,461,250
	Principal Amount USD ($)								Value
		ASSET BACKED SECURITIES - 10.0% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)							$618,215
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)							604,508
	5,000,000(c)	522 Funding CLO I, Ltd., Series 2019-5A, Class E, 7.577% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)							5,021,095
	4,000,000(c)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.218% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)							3,860,804
	6,188,811	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)							6,375,622
	3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)							3,503,385
	1,241,590	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)							1,268,729
	1,755,156	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)							1,836,213
	1,757,659	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)							1,766,261
	1,750,000(c)	AIG CLO, Ltd., Series 2019-2A, Class E, 7.465% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)							1,687,240
	750,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)							763,647
	899,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)							918,620
	1,513,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)							1,524,137
	3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)							3,012,888
	2,000,000(c)	Apidos CLO XXXII, Series 2019-32A, Class E, 6.968% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)							1,999,892
	300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)							301,342
	2,040,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.03%, 7/15/26 (144A)							2,055,787
	1,500,000(c)	Battalion CLO VII, Ltd., Series 2014-7A, Class CRR, 3.148% (3 Month USD LIBOR + 293 bps), 7/17/28 (144A)							1,497,663
	2,000,000(c)	Battalion CLO VII, Ltd., Series 2014-7A, Class ERR, 8.798% (3 Month USD LIBOR + 858 bps), 7/17/28 (144A)							1,869,888
	3,295,000(c)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 6.487% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)							3,259,147
	1,500,000(c)	BDS, Ltd., Series 2020-FL5, Class C, 2.208% (1 Month USD LIBOR + 205 bps), 2/16/37 (144A)							1,478,634
	1,600,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 4.037% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)							1,607,632
	4,000,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.257% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)							4,004,284
	3,000,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.237% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)							3,019,605
	2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)							2,865,493
	4,250,000(c)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.218% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)							4,126,197
	138,595	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)							144,950
	2,076,092	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)							2,053,652
	6,150,000	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)							6,165,345
	3,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)							3,271,016
	Principal Amount USD ($)								Value
		ASSET BACKED SECURITIES - (continued)
	3,646,414	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)							$3,625,349
	48,281	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)							48,375
	5,000,000(c)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.818% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)							5,007,385
	6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)							6,093,266
	3,100,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)							3,133,233
	8,378,365	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 2.0%, 3/25/69							9,160,545
	7,382,896	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69							7,801,282
	2,250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.568% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)							2,263,554
	3,000,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.918% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)							2,987,955
	3,300,000(c)	Fort Washington CLO, Series 2019-1A, Class E, 7.468% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)							3,306,531
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)							4,798,038
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)							1,045,816
	1,800,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.3%, 9/15/25 (144A)							1,871,170
	210,450(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)							212,627
	5,022,000(c)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.918% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)							4,533,831
	5,230,000(c)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.068% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)							5,268,231
	3,401,700	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)							3,627,471
	3,000,000(c)	Harriman Park CLO, Ltd., Series 2020-1A, Class D, 3.858% (3 Month USD LIBOR + 364 bps), 4/20/31 (144A)							3,004,773
	2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)							2,016,025
	8,575,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)							8,063,587
	713,043	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)							729,029
	3,749,179	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)							1,481,992
	762,140	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)							799,360
	4,369,511	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)							4,369,183
	5,000,000(c)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.718% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)							5,001,005
	5,000,000(c)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.937% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)							5,004,880
	7,000,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.487% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)							6,951,140
	3,500,000(c)	Mariner CLO LLC, Series 2015-1A, Class DR2, 3.068% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)							3,462,361
	1,250,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)							1,287,416
	2,320,054(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)							2,408,002
	5,346,215	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)							5,112,853
	5,829,000(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.804%, 6/25/29 (144A)							5,831,839
	5,000,000(c)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 7.416% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)							4,950,190
	4,500,000(c)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 6.467% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)							4,443,151
	805,538(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.148% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)							732,898
	4,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)							4,472,277
	2,000,000(c)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.221% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)							1,998,576
	1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)							1,127,474
	4,214,978	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)							4,251,635
	5,600,000(c)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 5.074% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)							5,385,414
	4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)							4,205,938
	4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)							4,874,107
	5,000,000(c)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.724% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)							4,836,910
	2,200,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)							2,209,446
	3,000,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)							3,004,118
	1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)							1,425,000
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)							2,267,805
	7,457,593	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)							7,290,003
	3,451,157	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)							3,496,172
	3,249,602	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)							3,366,538
	5,000,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)							4,544,398
	4,750,000(c)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 3.515% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)							4,555,526
	1,200,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.347% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)							1,200,600
	7,000,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.857% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)							7,050,155
	3,000,000(c)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 0.0% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)							3,000,000
	Principal Amount USD ($)								Value
		ASSET BACKED SECURITIES - (continued)
	2,200,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.368% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)							$2,200,838
	6,600,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class D, 3.368% (3 Month USD LIBOR + 315 bps), 4/18/33 (144A)							6,573,765
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)							1,010,212
	11,300,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.338%, 11/25/60 (144A)							11,404,653
	13,841,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.91%, 4/25/55 (144A)							15,093,213
	8,105,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.49%, 8/25/55 (144A)							8,551,854
	5,148,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.099%, 4/25/56 (144A)							5,640,381
	7,695,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.883%, 7/25/56 (144A)							8,282,921
	9,202,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.866%, 10/25/56 (144A)							9,844,399
	9,175,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.158%, 4/25/57 (144A)							9,908,716
	11,800,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.518%, 6/25/57 (144A)							12,457,186
	8,925,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)							9,431,394
	4,750,000(d)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.835%, 1/25/58 (144A)							4,945,368
	8,000,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)							8,615,591
	7,500,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)							7,710,630
	3,399,226(d)	Towd Point Mortgage Trust, Series 2019-3, Class M2E, 3.0%, 2/25/59 (144A)							3,425,623
	5,970,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.5%, 10/25/59 (144A)							6,012,248
	1,037,144(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)							1,067,101
	5,115,000(c)	Towd Point Mortgage Trust, Series 2019-HY3, Class M2, 1.848% (1 Month USD LIBOR + 170 bps), 10/25/59 (144A)							5,041,614
	5,750,000(d)	Towd Point Mortgage Trust, Series 2020-2, Class M1B, 3.0%, 4/25/60 (144A)							5,972,758
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)							2,675,517
	4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)							4,246,608
	2,400,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)							2,425,994
	4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)							4,340,104
	2,200,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/25 (144A)							2,250,890
	4,975,000(c)	Westcott Park CLO, Ltd., Series 2016-1A, Class ER, 6.618% (3 Month USD LIBOR + 640 bps), 7/20/28 (144A)							4,943,145
	3,439,365	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)							3,405,551
	3,574,560	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)							3,743,974
	3,850,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)							4,033,495
	4,000,000(c)	Whitebox CLO II, Ltd., Series 2020-2A, Class E, 8.092% (3 Month USD LIBOR + 785 bps), 10/24/31 (144A)							3,953,788
	939,864	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)							927,147
	1,167,814	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)							1,167,886
		TOTAL ASSET BACKED SECURITIES
		(Cost $454,476,769)							$458,782,890
		COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5% of Net Assets
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)							$2,729,499
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)							5,421,858
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)							4,473,664
	2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)							3,157,154
	4,629,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.4%, 11/25/48 (144A)							4,863,419
	4,460,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016%, 3/25/49 (144A)							4,570,398
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)							1,034,255
	4,400,000(d)	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)							4,748,673
	4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)							5,035,319
	2,120,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 4.148% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)							2,076,325
	3,550,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.848% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)							3,483,644
	3,910,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 4.248% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)							3,744,467
	5,350,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)							5,354,862
	840,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.498% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)							847,035
	3,630,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.998% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)							3,668,967
	1,450,000(c)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.15% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)							1,455,879
	7,500,000(d)	BRAVO Residential Funding Trust, Series 2020-RPL2, Class M1, 3.0%, 5/25/59 (144A)							7,781,585
	3,024,927(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.0%, 6/25/69 (144A)							2,898,672
	10,319,861(c)	Chase Mortgage Reference Notes, Series 2020-CL1, Class M3, 3.498% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)							10,547,948
	8(d)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP2, Class A4, 2.5%, 8/25/50 (144A)							8
	4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)							4,115,837
	4,100,000(c)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.398% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)							3,865,010
	6,600,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.298% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)							6,608,265
	4,240,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.248% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)							4,255,827
	3,580,000(c)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.398% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)							3,646,946
	Principal Amount USD ($)								Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	5,025,000(c)	Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.248% (1 Month USD LIBOR + 410 bps), 7/25/39 (144A)							$5,045,144
	7,180,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.898% (1 Month USD LIBOR + 375 bps), 9/25/39 (144A)							6,930,126
	3,920,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)							3,934,034
	4,940,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)							4,964,573
	837,921(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33							383,110
	2,006,662(d)	CSMC Trust, Series 2013-7, Class B4, 3.548%, 8/25/43 (144A)							2,033,272
	961,739(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.601%, 2/25/43 (144A)							971,924
	635,463(d)	CSMC Trust, Series 2015-1, Class B4, 3.942%, 1/25/45 (144A)							660,367
	8,580,501(d)	CSMC Trust, Series 2018-J1, Class B3, 3.641%, 2/25/48 (144A)							8,637,913
	8,922,000(c)	Eagle Re, Series 2020-2, Class B1, 7.148% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)							8,915,360
	11,200,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.648% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)							10,988,891
	1,947,850(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class B4, 3.491%, 3/25/43 (144A)							2,023,747
	1,536,681(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.148% (1 Month USD LIBOR + 200 bps), 3/25/31							1,526,792
	15,079,561(c)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 5.871% (1 Month USD LIBOR + 603 bps), 7/15/42							2,987,784
	8,432,940(c)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 6.391% (1 Month USD LIBOR + 655 bps), 8/15/42							1,814,263
	577,028	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.5%, 6/25/29							607,667
	6,456,342(c)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 6.402% (1 Month USD LIBOR + 655 bps), 8/25/41							850,808
	5,512,697(c)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 6.052% (1 Month USD LIBOR + 620 bps), 6/25/48							814,016
	7,694,961(c)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 5.902% (1 Month USD LIBOR + 605 bps), 7/25/49							1,353,458
	5,655,290(c)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 5.902% (1 Month USD LIBOR + 605 bps), 8/25/49							718,601
	5,236,347(c)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 5.902% (1 Month USD LIBOR + 605 bps), 8/25/49							747,085
	8,595,269	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)							9,330,920
	10,314,933	Finance of America Structured Securities Trust, Series 2019-JR2, 2.0%, 6/25/69 (144A)							11,142,818
	10,924,509	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)							11,420,358
	7,484,782	Finance of America Structured Securities Trust, Series 2020-JR2, Class JR2, 0.0%, 5/25/50 (144A)							7,655,393
	4,420,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 3.898% (1 Month USD LIBOR + 375 bps), 10/25/30							4,456,266
	6,800,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.448% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)							6,731,212
	8,080,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 10.648% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)							8,614,420
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 4.548% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)							3,030,059
	6,700,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.398% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)							7,705,818
	5,530,748(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.498% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)							5,516,655
	3,740,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 4.248% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)							3,791,448
	2,880,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.398% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)							3,196,316
	1,561,603(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.198% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)							1,540,048
	1,500,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA3, Class B1, 3.148% (1 Month USD LIBOR + 300 bps), 9/25/49 (144A)							1,477,492
	5,510,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.198% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)							5,235,618
	3,900,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.648% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)							3,819,513
	2,930,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.248% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)							3,043,683
	6,630,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.148% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)							7,035,479
	4,120,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.148% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)							4,948,054
	4,510,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.882% (SOFR30A + 480 bps), 10/25/50 (144A)							4,687,733
	7,060,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.582% (SOFR30A + 1,150 bps), 10/25/50 (144A)							8,638,538
	2,910,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.077% (SOFR30A + 300 bps), 12/25/50 (144A)							2,909,989
	Principal Amount USD ($)								Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,630,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.727% (SOFR30A + 565 bps), 12/25/50 (144A)							$2,668,651
	6,060,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)							6,101,667
	2,670,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.148% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)							3,142,939
	3,190,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.398% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)							3,325,121
	2,650,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.548% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)							3,024,384
	5,750,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.082% (SOFR30A + 400 bps), 11/25/50 (144A)							5,850,355
	6,250,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.482% (SOFR30A + 740 bps), 11/25/50 (144A)							6,811,502
	171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)							2,958
	2,173,728	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39							2,454,144
	1,003,300	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41							1,024,867
	16,809,885(c)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 3.148% (1 Month USD LIBOR + 330 bps), 7/20/49							1,511,459
	4,115,636(c)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 5.898% (1 Month USD LIBOR + 605 bps), 8/20/49							799,373
	34,779,342(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49							2,544,933
	36,089,786(c)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 3.268% (1 Month USD LIBOR + 342 bps), 9/20/49							2,902,427
	36,094,033(c)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 3.198% (1 Month USD LIBOR + 335 bps), 10/20/49							3,212,445
	53,982,537(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49							5,771,705
	86,092,321(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49							6,304,007
	23,867,962(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49							2,604,291
	8,871,150(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.5%, 1/20/50							1,180,450
	28,546,513(c)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.198% (1 Month USD LIBOR + 335 bps), 1/20/50							2,449,368
	3,642,635(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.5%, 2/20/50							493,956
	1,350,000(d)	GS Mortgage-Backed Securities Corp., Series 2020-PJ6, Class A2, 2.5%, 12/30/99 (144A)							1,409,590
	4,402,064(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B2, 4.335%, 8/25/49 (144A)							4,749,736
	2,519,047(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 4.108%, 3/25/50 (144A)							2,635,983
	1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 4.108%, 3/25/50 (144A)							1,360,435
	2,482,255(d)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.686%, 5/25/50 (144A)							2,662,829
	2,937,580(d)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B2, 3.686%, 5/25/50 (144A)							3,053,335
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 2.803% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)							1,702,109
	1,220,000(c)	Home Re, Ltd., Series 2020-1, Class B1, 7.148% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)							1,250,295
	2,870,000(c)	Home Re, Ltd., Series 2020-1, Class M2, 5.398% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)							2,952,787
	2,604,309(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.706%, 1/25/44 (144A)							2,675,439
	3,601,299(d)	JP Morgan Mortgage Trust, Series 2019-2, Class B4, 4.637%, 8/25/49 (144A)							3,633,746
	7,643,394(d)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class B2, 4.545%, 3/25/50 (144A)							8,161,494
	3,938,452(d)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.04%, 8/25/50 (144A)							3,977,416
	1,378,114	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)							1,496,977
	2,440,039	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)							2,519,340
	499,644(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)							516,507
	1,900,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)							2,025,479
	6,145,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)							6,380,018
	9,496,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)							9,872,115
	2,569,000(d)	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Series 2020-1, Class B3, 3.068%, 12/25/50 (144A)							2,382,170
	4,889,237(c)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.198% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)							4,748,768
	8,400,000(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)							8,959,243
	11,500,000(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.924%, 11/25/59 (144A)							10,989,309
	6,500,000(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class M2, 3.5%, 11/25/59 (144A)							6,689,056
	1,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 4.198% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)							980,759
	4,070,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.998% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)							4,031,036
	2,630,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.398% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)							2,662,511
	4,125,463(d)	Provident Funding Mortgage Trust, Series 2019-1, Class B2, 3.305%, 12/25/49 (144A)							4,280,143
	2,144,850(d)	Provident Funding Mortgage Trust, Series 2019-1, Class B3, 3.305%, 12/25/49 (144A)							2,206,217
	3,191,967(d)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.322%, 2/25/50 (144A)							3,302,112
	Principal Amount USD ($)								Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,470,000(c)	Radnor Re, Ltd., Series 2019-1, Class B1, 4.598% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)							$3,383,697
	870,000(c)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.748% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)							880,510
	2,540,000(c)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.748% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)							2,584,300
	2,909	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18							2,618
	1,185,000(d)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)							1,155,659
	3,114,338(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.648%, 2/25/43							3,135,251
	3,211,049(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class B2B, 4.818%, 8/25/48 (144A)							3,466,797
	6,719,428(d)	Sequoia Mortgage Trust, Series 2018-CH4, Class B1B, 5.007%, 10/25/48 (144A)							7,370,167
	4,541,885(c)	STACR Trust, Series 2018-DNA3, Class B1, 4.048% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)							4,620,330
	4,550,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 4.348% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)							4,612,739
	15,100,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)							16,221,229
	830,000(c)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.898% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)							835,613
	2,290,000(c)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.748% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)							2,305,694
	1,200,000(d)	Verus Securitization Trust, Series 2020-2, Class B1, 5.36%, 5/25/60 (144A)							1,214,305
	250,000(d)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)							260,248
	340,000(d)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.0%, 3/25/60 (144A)							345,381
	800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)							795,560
	1,476,893(d)	Wells Fargo Mortgage Backed Securities, Series 2020-4, Class B3, 3.275%, 7/25/50 (144A)							1,389,601
	1,467,264(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.891%, 2/20/45 (144A)							1,524,974
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $538,601,805)							$527,774,910
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9% of Net Assets
	8,103,418(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)							$1
	4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51							5,267,181
	2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)							2,200,882
	5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.65% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)							4,980,369
	3,810,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51							4,450,694
	4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48							4,705,607
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)							2,422,100
	719,000(c)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.159% (1 Month USD LIBOR + 200 bps), 11/15/36 (144A)							686,555
	1,500,000(c)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 2.709% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)							1,424,795
	2,700,000(c)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G, 3.15% (1 Month USD LIBOR + 299 bps), 11/15/36 (144A)							2,572,791
	9,608,538(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.509% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)							8,345,982
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51							4,014,253
	2,470,000(c)	CLNY Trust, Series 2019-IKPR, Class E, 2.88% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)							2,160,699
	6,000,000(c)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.259% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)							6,001,866
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45							3,451,898
	2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.12%, 8/10/50 (144A)							2,560,465
	2,484,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48							2,205,281
	5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48							5,483,161
	2,331,534	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49							2,496,363
	2,411,000	COMM Mortgage Trust, Series 2019-GC44, Class D, 2.5%, 8/15/57 (144A)							2,122,478
	7,650,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)							6,818,684
	4,412,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)							3,714,345
	3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)							3,910,992
	7,000,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.309% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)							6,958,932
	4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.264%, 4/15/50							3,724,260
	2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.563%, 11/15/48							2,558,958
	1,500,000(d)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 4.953%, 1/15/49 (144A)							1,403,953
	4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)							4,153,971
	4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.589%, 4/25/48 (144A)							4,732,512
	2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.925%, 1/25/49 (144A)							2,208,487
	2,340,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)							2,625,950
	3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.576%, 1/25/26 (144A)							3,664,261
	4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.783%, 12/25/26 (144A)							4,561,977
	2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.059%, 7/25/27 (144A)							2,835,288
	2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.021%, 11/25/32 (144A)							2,133,476
	6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812%, 12/25/27 (144A)							6,472,114
	3,100,000(d)	FREMF Mortgage Trust, Series 2018-KW06, Class B, 4.224%, 6/25/28 (144A)							3,250,732
	975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.081%, 10/25/31 (144A)							1,005,714
	2,900,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.38%, 2/25/52 (144A)							3,183,246
	8,936,413(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)							7,453,023
	Principal Amount USD ($)								Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	8,500,000(c)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.045% (1 Month USD LIBOR + 690 bps), 8/25/29							$6,682,738
	3,900,000(d)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.585%, 3/25/53 (144A)							4,305,766
	5,727,976(c)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.383% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)							5,521,763
	6,500,000(c)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.153% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)							6,611,983
	3,250,000(d)	FREMF Trust, Series 2018-KW04, Class B, 3.911%, 9/25/28 (144A)							3,292,898
	25,502,176(d)(f)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.236%, 7/25/40							2,097,370
	6,000,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.659% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)							5,248,076
	5,200,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.159% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)							4,296,388
	3,750,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.722%, 1/15/49							4,157,143
	4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)							4,945,791
	3,750,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.759% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)							3,571,293
	3,590,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 1.819% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)							3,445,964
	1,500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.319% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)							1,405,974
	11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)							9,090,151
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51							5,016,664
	5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)							6,069,050
	3,100,000(c)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 2.159% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)							2,946,498
	4,000,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.46%, 2/15/48							4,187,758
	1,625,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)							1,367,638
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)							3,543,782
	2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)							1,737,706
	2,000,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)							2,178,056
	8,400,000(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.398% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)							7,825,702
	1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)							906,794
	6,500,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)							5,492,500
	4,450,000(c)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 3.048% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)							4,010,130
	2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)							2,605,933
	5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.394%, 2/25/52 (144A)							4,226,546
	2,403,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)							2,550,968
	1,826,997(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)							1,845,424
	67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.326%, 3/15/51							1,704,245
	2,500,000(d)	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875%, 4/10/46 (144A)							2,486,394
	2,400,000(c)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)							2,407,628
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $282,077,325)							$272,707,010
		CONVERTIBLE CORPORATE BONDS - 0.7% of Net Assets
		Airlines - 0.4%
	11,637,000	Air Canada, 4.0%, 7/1/25 (144A)							$17,164,575
		Total Airlines							$17,164,575
		Biotechnology - 0.1%
	6,298,000	Insmed, Inc., 1.75%, 1/15/25							$7,067,688
		Total Biotechnology							$7,067,688
		Pharmaceuticals - 0.2%
	3,617,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26							$3,598,915
	7,025,000	Tricida, Inc., 3.5%, 5/15/27 (144A)							3,522,320
		Total Pharmaceuticals							$7,121,235
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $28,598,785)							$31,353,498
		CORPORATE BONDS - 37.8% of Net Assets
		Advertising - 0.1%
	5,830,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)							$6,150,650
		Total Advertising							$6,150,650
		Aerospace & Defense - 1.0%
	25,979,000	Boeing Co., 3.75%, 2/1/50							$27,319,253
	9,700,000	Boeing Co., 5.805%, 5/1/50							13,368,007
	5,255,000	Howmet Aerospace, Inc., 6.875%, 5/1/25							6,148,350
		Total Aerospace & Defense							$46,835,610
	Principal Amount USD ($)								Value
		Airlines - 1.0%
	13,506,000	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)							$14,874,524
	2,220,142	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)							2,104,001
	5,326,946	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)							5,314,202
	2,960,000	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)							3,163,500
	2,790,000	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)							3,075,975
	1,077,784	Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.0%, 6/10/28							1,075,493
	5,359,513	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32							5,355,895
	2,087,000	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32							2,252,609
	8,145,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)							8,755,875
		Total Airlines							$45,972,074
		Auto Manufacturers - 1.2%
	2,156,000	Ford Motor Co., 5.291%, 12/8/46							$2,253,020
	15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27							15,746,437
	4,875,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24							5,258,419
	16,702,000	General Motors Co., 6.6%, 4/1/36							22,612,704
	2,170,000(b)(d)	General Motors Financial Co., Inc., 5.7% (5 Year CMT Index + 500 bps)							2,392,425
	6,535,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30 (144A)							7,358,518
		Total Auto Manufacturers							$55,621,523
		Auto Parts & Equipment - 0.1%
	2,559,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25							$2,892,438
		Total Auto Parts & Equipment							$2,892,438
		Banks - 7.4%
	5,435,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)							$5,666,042
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 38.15% (BADLARPP + 399 bps), 12/5/22							902,735
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)							7,691,944
	4,608,000(b)(d)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)							4,988,160
	4,720,000(b)(d)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)							5,634,547
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)							2,922,317
	4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)							4,871,166
	3,200,000	Banco Santander SA, 2.749%, 12/3/30							3,298,326
	9,150,000(b)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)							9,836,250
	4,625,000(b)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)							5,156,875
	9,600,000(b)(d)	BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)							9,701,088
	9,709,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)							10,594,946
	1,575,000(b)(d)	Citigroup, Inc., 4.0% (5 Year CMT Index + 360 bps)							1,616,344
	13,180,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)							13,543,636
	16,758,000(b)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)							17,428,320
	2,405,000(b)(d)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)							2,543,287
	3,915,000(b)(d)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)							4,360,331
	23,240,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)							24,547,250
KZT	1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25							4,661,707
	3,842,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)							4,014,890
	1,060,000(b)(d)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)							1,152,093
	5,649,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)							6,222,656
	8,472,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)							10,630,808
EUR	5,560,000(b)(d)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)							8,121,719
	18,243,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)							18,835,898
	21,833,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)							22,968,984
	14,375,000(b)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)							14,919,956
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22							53,522
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)							3,972,324
	4,635,000(b)(d)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)							4,914,815
	10,677,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)							10,933,568
EUR	28,280,100(b)	Stichting AK Rabobank Certificaten, 6.5%							45,669,667
	12,215,000(b)(d)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)							13,955,760
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)							2,950,800
	10,450,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)							11,455,813
	7,340,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)							7,491,607
	8,500,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)							9,352,869
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)							2,445,304
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)							668,336
		Total Banks							$340,696,660
		Beverages - 0.5%
	5,329,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49							$7,577,162
	11,816,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)							16,390,630
		Total Beverages							$23,967,792
		Building Materials - 0.4%
	5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)							$6,567,060
	905,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)							954,322
	6,575,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)							7,033,475
	950,000	Standard Industries, Inc., 5.0%, 2/15/27 (144A)							992,750
	495,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)							519,750
		Total Building Materials							$16,067,357
	Principal Amount USD ($)								Value
		Chemicals - 0.6%
EUR	3,150,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)							$3,893,969
	3,665,000	Ingevity Corp., 3.875%, 11/1/28 (144A)							$3,692,487
	2,566,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)							2,734,124
EUR	2,450,000	OCI NV, 3.125%, 11/1/24 (144A)							3,073,967
	1,458,000	OCI NV, 4.625%, 10/15/25 (144A)							1,512,675
	2,497,000	OCI NV, 5.25%, 11/1/24 (144A)							2,593,759
	4,340,000	Tronox, Inc., 6.5%, 5/1/25 (144A)							4,643,800
	5,330,000	Tronox, Inc., 6.5%, 4/15/26 (144A)							5,549,862
		Total Chemicals							$27,694,643
		Commercial Services - 1.1%
	5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)							$5,540,495
	4,735,000	Brink's Co., 5.5%, 7/15/25 (144A)							5,054,613
	3,636,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)							3,777,935
	5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)							5,428,750
	4,042,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)							4,476,515
	3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)							4,155,525
	10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)							11,504,590
MXN	79,625,000	Red de Carreteras de Occidente SAB de CV, 9.0%, 6/10/28 (144A)							4,229,115
	4,035,000	Sotheby's, 7.375%, 10/15/27 (144A)							4,322,494
		Total Commercial Services							$48,490,032
		Computers - 0.1%
	2,415,000	NCR Corp., 5.0%, 10/1/28 (144A)							$2,547,825
	1,215,000	NCR Corp., 5.25%, 10/1/30 (144A)							1,303,087
	490,000	NCR Corp., 8.125%, 4/15/25 (144A)							545,684
		Total Computers							$4,396,596
		Cosmetics/Personal Care - 0.1%
	5,445,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)							$5,851,742
		Total Cosmetics/Personal Care							$5,851,742
		Diversified Financial Services - 1.3%
	7,310,000	Air Lease Corp., 3.125%, 12/1/30							$7,609,560
	9,395,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)							9,938,031
	1,071,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)							1,131,151
	14,410,000(b)(d)	Charles Schwab Corp., 4.0% (5 Year CMT Index + 308 bps)							15,166,525
	4,818,000(b)(d)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)							5,366,047
	16,642,175(g)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)							14,853,141
	2,745,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)							2,869,129
	3,495,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)							3,669,750
	1,180,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)							1,252,275
		Total Diversified Financial Services							$61,855,609
		Electric - 1.6%
	3,625,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)							$3,838,875
	4,084,275	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)							4,225,183
	4,439,000	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)							4,694,259
	1,605,000	Calpine Corp., 4.625%, 2/1/29 (144A)							1,650,389
	1,605,000	Calpine Corp., 5.0%, 2/1/31 (144A)							1,677,225
EUR	3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)							3,928,353
EUR	1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)							2,011,472
	7,765,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)							9,067,967
	155,252	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)							155,805
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)							2,614,615
	1,645,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)							1,684,151
	2,285,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)							2,350,808
	20,059,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)							23,261,391
	905,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)							954,775
	6,490,000	Puget Energy, Inc., 4.1%, 6/15/30							7,338,434
	1,913,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)							2,171,300
		Total Electric							$71,625,002
		Electrical Components & Equipment - 0.3%
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)							$9,817,063
	2,664,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)							2,803,860
	1,700,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)							1,933,393
		Total Electrical Components & Equipment							$14,554,316
		Electronics - 0.0%†
	1,850,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)							$1,917,673
		Total Electronics							$1,917,673
		Energy-Alternate Sources - 0.1%
	748,917	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)							$ 880,108
	2,095,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)							2,241,650
		Total Energy-Alternate Sources							$3,121,758
		Engineering & Construction - 0.3%
	3,915,000	KBR, Inc., 4.75%, 9/30/28 (144A)							$4,081,387
	Principal Amount USD ($)								Value
		Engineering & Construction - (continued)
	7,985,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)							$8,884,191
		Total Engineering & Construction							$12,965,578
		Entertainment - 0.4%
	4,060,000	Caesars Entertainment, Inc., 6.25%, 7/1/25 (144A)							$4,323,900
	5,571,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)							6,228,489
	1,735,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)							1,865,489
	1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)							1,904,163
	3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)							3,918,154
		Total Entertainment							$18,240,195
		Environmental Control - 0.3%
	4,020,000	Covanta Holding Corp., 5.0%, 9/1/30							$4,301,149
	6,132,000	Covanta Holding Corp., 6.0%, 1/1/27							6,440,731
	1,605,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)							1,617,037
	3,075,000	Tervita Corp., 11.0%, 12/1/25 (144A)							3,308,823
		Total Environmental Control							$15,667,740
		Food - 0.8%
	4,185,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)							$4,234,676
	3,230,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)							3,559,072
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)							2,527,875
	3,583,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)							4,116,007
	2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)							2,892,789
	7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)							7,983,903
	1,375,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)							1,443,764
	2,900,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)							3,145,369
	7,175,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)							7,591,701
	847,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)							1,008,419
		Total Food							$38,503,575
		Forest Products & Paper - 0.3%
	3,770,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)							$3,901,950
	4,901,000	International Paper Co., 7.3%, 11/15/39							7,853,591
	3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)							3,364,480
		Total Forest Products & Paper							$15,120,021
		Gas - 0.1%
	2,195,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (144A)							$2,334,953
		Total Gas							$2,334,953
		Healthcare-Services - 0.8%
	4,195,000	Auna SAA, 6.5%, 11/20/25 (144A)							$4,448,378
	2,005,000	Centene Corp., 4.25%, 12/15/27							2,125,300
	3,985,000	Centene Corp., 4.625%, 12/15/29							4,424,187
	8,657,000	HCA, Inc., 3.5%, 9/1/30							9,198,721
EUR	2,272,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)							2,796,534
	2,225,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)							2,389,227
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)							2,429,520
	1,685,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)							1,773,463
	1,090,000	Providence Service Corp., 5.875%, 11/15/25 (144A)							1,152,675
	1,572,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)							1,729,200
	3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)							3,780,205
	1,813,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)							1,858,325
		Total Healthcare-Services							$38,105,735
		Home Builders - 0.1%
	1,657,000	KB Home, 6.875%, 6/15/27							$1,942,833
	2,710,000	Meritage Homes Corp., 6.0%, 6/1/25							3,069,075
		Total Home Builders							$5,011,908
		Household Products/Wares - 0.0%†
	1,130,000	Central Garden & Pet Co., 4.125%, 10/15/30							$1,178,025
		Total Household Products/Wares							$1,178,025
		Housewares - 0.0%†
	775,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)							$828,281
		Total Housewares							$828,281
		Insurance - 2.2%
	14,833,000	CNO Financial Group, Inc., 5.25%, 5/30/29							$17,907,077
	7,650,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)							9,404,906
	13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)							13,990,932
EUR	2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)							3,321,770
	22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)							36,417,094
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)							4,754,892
	7,580,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)							8,904,394
	5,099,000(d)	Prudential Financial, Inc., 3.7% (5 Year CMT Index + 304 bps), 10/1/50							5,393,620
		Total Insurance							$100,094,685
		Internet - 0.8%
	3,550,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)							$3,612,125
	14,366,000	Expedia Group, Inc., 3.25%, 2/15/30							14,951,285
	7,725,000	Expedia Group, Inc., 3.8%, 2/15/28							8,297,677
	Principal Amount USD ($)								Value
		Internet - (continued)
EUR	6,515,000	Netflix, Inc., 3.625%, 6/15/30 (144A)							$9,031,682
		Total Internet							$35,892,769
		Iron & Steel - 0.1%
	1,985,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)							$2,143,800
	1,170,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)							1,376,213
		Total Iron & Steel							$3,520,013
		Iron/Steel - 0.1%
	2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)							$2,909,063
		Total Iron/Steel							$2,909,063
		Leisure Time - 0.3%
	560,000	Carnival Corp., 7.625%, 3/1/26 (144A)							$610,115
EUR	660,000	Carnival Corp., 7.625%, 3/1/26 (144A)							852,589
	3,186,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)							3,724,593
	10,582,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)							10,502,635
		Total Leisure Time							$15,689,932
		Lodging - 0.8%
	4,040,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)							$4,212,468
	3,860,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)							4,072,725
	555,000	Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28 (144A)							603,562
	18,320,000	Marriott International, Inc., 3.5%, 10/15/32							20,034,462
	2,659,000	Marriott International, Inc., 4.625%, 6/15/30							3,120,281
	4,500,000	Sands China, Ltd., 4.375%, 6/18/30 (144A)							5,003,865
		Total Lodging							$37,047,363
		Machinery-Diversified - 0.1%
EUR	3,950,000	Sofima Holding SPA, 3.75%, 1/15/28 (144A)							$4,890,389
		Total Machinery-Diversified							$4,890,389
		Media - 0.7%
	6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)							$6,474,000
	6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)							6,471,250
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)							1,425,700
	6,619,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)							4,004,495
	7,835,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)							8,579,325
	1,160,000	Scripps Escrow II, Inc., 3.875%, 1/15/29 (144A)							1,205,547
	2,025,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)							2,072,041
		Total Media							$30,232,358
		Mining - 1.0%
	3,405,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30							$3,659,978
	6,744,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)							6,950,872
	17,131,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43							21,328,095
	4,720,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)							4,790,800
	4,189,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)							4,744,043
	1,797,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)							1,797,000
	3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)							3,550,000
		Total Mining							$46,820,788
		Miscellaneous Manufacturers - 0.3%
	5,765,000	General Electric Co., 4.25%, 5/1/40							$6,815,415
	6,525,000	General Electric Co., 4.35%, 5/1/50							7,935,368
		Total Miscellaneous Manufacturers							$14,750,783
		Multi-National - 1.2%
	12,922,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)							$14,123,591
	4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)							5,221,600
	8,430,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)							9,103,051
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)							3,179,920
IDR	189,000,300,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22							13,965,844
IDR	113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23							8,631,390
		Total Multi-National							$54,225,396
		Oil & Gas - 2.0%
	28,023,000	Cenovus Energy, Inc., 6.75%, 11/15/39							$37,049,054
	1,080,000	EQT Corp., 5.0%, 1/15/29							1,138,666
	895,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)							921,895
	3,049,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)							3,079,490
	3,815,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)							3,938,987
	8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)							8,888,591
	6,244,000	Occidental Petroleum Corp., 4.4%, 4/15/46							5,441,427
	3,095,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)							3,051,360
	4,667,000	Petroleos Mexicanos, 5.35%, 2/12/28							4,616,830
	2,455,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)							2,687,980
	2,814,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)							2,448,180
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37							13,390,992
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)							2,894,400
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)							184,605
		Total Oil & Gas							$89,732,457
		Oil & Gas Services - 0.1%
	2,027,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27							$2,163,985
		Total Oil & Gas Services							$2,163,985
	Principal Amount USD ($)								Value
		Packaging & Containers - 0.4%
	10,125,000	Ball Corp., 2.875%, 8/15/30							$10,099,687
	7,630,000	Greif, Inc., 6.5%, 3/1/27 (144A)							8,068,725
		Total Packaging & Containers							$18,168,412
		Pharmaceuticals - 0.8%
	1,831,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)							$2,036,383
	1,720,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)							1,772,529
	5,250,000	Cardinal Health, Inc., 4.9%, 9/15/45							6,462,907
	4,313,756	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)							5,068,013
	670,931	CVS Pass-Through Trust, 6.036%, 12/10/28							779,473
	861,001	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)							1,138,669
	2,424,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)							2,630,040
EUR	340,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25							450,464
	13,628,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26							13,100,051
	2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28							3,054,375
		Total Pharmaceuticals							$36,492,904
		Pipelines - 3.0%
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23							$2,992,150
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44							5,666,554
	1,415,000	Enable Midstream Partners LP, 4.15%, 9/15/29							1,403,980
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27							7,205,073
	13,625,000	Enable Midstream Partners LP, 4.95%, 5/15/28							14,085,506
	4,555,000	Energy Transfer Operating LP, 6.0%, 6/15/48							5,367,304
	1,262,000	Energy Transfer Operating LP, 6.125%, 12/15/45							1,490,797
	1,694,000(b)(d)	Energy Transfer Operating LP, 6.625% (3 Month USD LIBOR + 416 bps)							1,431,430
	15,311,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)							14,545,450
	796,000	EnLink Midstream LLC, 5.375%, 6/1/29							774,110
	15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47							12,195,814
	3,862,000	EnLink Midstream Partners LP, 5.6%, 4/1/44							3,099,255
	3,600,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)							3,763,116
	4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)							4,427,831
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28							11,873,720
	4,405,000(b)(d)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)							3,579,063
	4,405,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45							4,675,004
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47							5,055,939
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42							4,298,622
	5,253,000	Williams Cos., Inc., 5.75%, 6/24/44							6,808,135
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31							11,113,118
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31							11,707,176
		Total Pipelines							$137,559,147
		Real Estate - 0.3%
	13,000,000(b)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)							$13,565,500
		Total Real Estate							$13,565,500
		REITs - 1.7%
	4,800,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30							$5,214,048
	5,648,000	Highwoods Realty LP, 2.6%, 2/1/31							5,761,356
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28							4,707,156
	6,656,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)							6,972,160
	12,750,000	iStar, Inc., 4.25%, 8/1/25							12,590,625
	3,345,000	iStar, Inc., 4.75%, 10/1/24							3,386,813
	6,440,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31							6,649,300
	9,521,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29							10,175,569
	4,605,000	Simon Property Group LP, 3.25%, 9/13/49							4,716,274
	5,720,000	Simon Property Group LP, 3.8%, 7/15/50							6,381,319
	8,337,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)							8,955,689
	892,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30 (144A)							941,622
		Total REITs							$76,451,931
		Retail - 0.5%
	465,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28							$484,762
	435,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30							466,537
	9,241,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)							9,460,474
	2,980,000	Penske Automotive Group, Inc., 3.5%, 9/1/25							3,028,425
	9,865,000	QVC, Inc., 4.375%, 9/1/28							10,221,620
	1,350,000	QVC, Inc., 4.75%, 2/15/27							1,447,875
		Total Retail							$25,109,693
		Sovereign - 0.0%†
	2,720,802(h)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)							$1,904,562
		Total Sovereign							$1,904,562
		Telecommunications - 1.1%
	475,000	Altice France SA, 5.125%, 1/15/29 (144A)							$491,625
	9,874,000	Altice France SA, 5.5%, 1/15/28 (144A)							10,323,366
	3,010,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)							3,107,825
	4,250,000	CenturyLink, Inc., 4.5%, 1/15/29 (144A)							4,324,375
	4,600,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)							4,531,000
	1,976,217	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.0%, 12/31/26 (144A)							1,652,611
	4,950,371	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24 (144A)							5,197,890
	5,900,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)							6,162,166
	Principal Amount USD ($)								Value
		Telecommunications - (continued)
	4,235,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)							$4,436,163
	1,496,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)							1,683,000
	4,425,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)							5,066,625
	3,745,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)							3,771,215
		Total Telecommunications							$50,747,861
		Transportation - 0.3%
	5,705,000	Gol Finance SA, 8.0%, 6/30/26							$5,626,556
	6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)							7,013,350
		Total Transportation							$12,639,906
		TOTAL CORPORATE BONDS
		(Cost $1,600,317,871)							$1,736,277,383
		FOREIGN GOVERNMENT BONDS - 5.0% of Net Assets
		Argentina - 0.2%
	5,955,800(e)	Argentine Republic Government International Bond, 0.125%, 7/9/35							$2,173,867
	351,880	Argentine Republic Government International Bond, 1.0%, 7/9/29							152,632
	8,500,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)							7,033,835
	605,814	Province of Salta Argentina, 9.5%, 3/16/22 (144A)							536,145
		Total Argentina							$9,896,479
		Bahamas - 0.1%
	5,815,000	Bahamas Government International Bond, 8.95%, 10/15/32 (144A)							$6,338,350
		Total Bahamas							$6,338,350
		Bahrain - 0.3%
	7,000,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)							$7,400,789
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)							5,795,602
		Total Bahrain							$13,196,391
		Colombia - 0.1%
	4,800,000	Colombia Government International Bond, 3.125%, 4/15/31							$5,094,000
		Total Colombia							$5,094,000
		Dominican Republic - 0.3%
	11,136,000	Dominican Republic International Bond, 4.875%, 9/23/32 (144A)							$12,333,231
		Total Dominican Republic							$12,333,231
		Egypt - 0.6%
EGP	197,044,000	Egypt Government Bond, 15.7%, 11/7/27							$13,323,023
EUR	5,000,000	Egypt Government International Bond, 4.75%, 4/11/25 (144A)							6,352,284
	5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)							6,042,330
	2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)							2,343,560
		Total Egypt							$28,061,197
		Ghana - 0.4%
	4,780,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)							$4,911,450
GHS	73,100,000	Republic of Ghana Government Bonds, 20.75%, 1/16/23							12,813,959
		Total Ghana							$17,725,409
		Indonesia - 0.3%
IDR	219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28							$15,840,079
		Total Indonesia							$15,840,079
		Ivory Coast - 0.2%
EUR	3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)							$4,408,716
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)							2,813,560
		Total Ivory Coast							$7,222,276
		Mexico - 1.0%
MXN	620,140,000	Mexican Bonos, 8.5%, 5/31/29							$37,982,446
	3,210,000	Mexico Government International Bond, 3.9%, 4/27/25							3,598,795
	4,200,000	Mexico Government International Bond, 5.0%, 4/27/51							5,229,000
		Total Mexico							$46,810,241
		Morocco - 0.2%
	8,625,000	Morocco Government International Bond, 4.0%, 12/15/50 (144A)							$8,888,062
		Total Morocco							$8,888,062
		Oman - 0.0%†
	1,910,000	Oman Government International Bond, 6.75%, 10/28/27 (144A)							$2,069,103
		Total Oman							$2,069,103
		Panama - 0.1%
	5,575,000	Panama Government International Bond, 2.252%, 9/29/32							$5,742,250
		Total Panama							$5,742,250
		Peru - 0.1%
	2,175,000	Peruvian Government International Bond, 2.783%, 1/23/31							$2,384,909
		Total Peru							$2,384,909
		Philippines - 0.2%
EUR	2,650,000	Philippine Government International Bond, 0.7%, 2/3/29							$3,243,293
	3,071,000	Philippine Government International Bond, 2.95%, 5/5/45							3,234,251
	2,420,000	Philippine Government International Bond, 5.0%, 1/13/37							3,191,980
		Total Philippines							$9,669,524
		TRINIDAD - 0.1%
	4,440,000	Trinidad & Tobago Government International Bond, 4.5%, 6/26/30 (144A)							$4,784,100
		Total TRINIDAD							$4,784,100
	Principal Amount USD ($)								Value
		Tunisia - 0.1%
EUR	3,250,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)							$3,603,466
		Total Tunisia							$3,603,466
		Ukraine - 0.3%
EUR	4,490,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)							$5,236,016
	9,575,000	Ukraine Government International Bond, 7.375%, 9/25/32 (144A)							10,520,531
		Total Ukraine							$15,756,547
		Uruguay - 0.3%
UYU	476,113,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)							$11,693,461
		Total Uruguay							$11,693,461
		Uzbekistan - 0.1%
UZS	33,340,000,000	Republic of Uzbekistan Bond, 14.5%, 11/25/23 (144A)							$3,143,861
		Total Uzbekistan							$3,143,861
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $222,046,410)							$230,252,936
		INSURANCE-LINKED SECURITIES - 3.3% of Net Assets#
		Event-Linked Bonds - 0.8%
		Earthquakes - California - 0.1%
	1,800,000(c)	Ursa Re, 5.821% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)							$1,800,540
	3,000,000(c)	Ursa Re II, Ltd., 3.821% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)							3,010,200
									$4,810,740
		Earthquakes - Chile - 0.1%
	1,950,000(c)	International Bank for Reconstruction & Development, 2.521% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)							$1,947,855
		Earthquakes - Colombia - 0.0%†
	1,550,000(c)	International Bank for Reconstruction & Development, 3.021% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)							$1,548,295
		Earthquakes - Mexico - 0.0%†
	250,000(c)	International Bank for Reconstruction & Development, 3.64% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)							$250,075
		Earthquakes - U.S. - 0.0%†
	1,000,000(c)	Acorn Re, 2.78% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)							$1,001,500
		Health - U.S. - 0.1%
	500,000(c)	Vitality Re VIII, 1.821% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)							$499,900
	1,500,000(c)	Vitality Re X, 1.821% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)							1,493,250
									$1,993,150
		Multiperil - Europe - 0.0%†
EUR	1,500,000(c)	Lion II Re, DAC, 3.57% (3 Month EURIBOR + 357 bps), 7/15/21 (144A)							$1,828,353
		Multiperil - Florida - 0.0%†
	250,000(c)	Sanders Re II, Ltd., 5.571% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)							$253,875
		Multiperil - U.S. - 0.2%
	900,000(c)	Easton Re Pte, Ltd., 0.563% (3 Month U.S. Treasury Bill + 50 bps), 1/8/24 (144A)							$899,910
	1,500,000(c)	Four Lakes Re, Ltd., 9.571% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)							1,497,900
	1,500,000(c)	Four Lakes Re, Ltd., 7.071% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)							1,499,400
	500,000(c)	Herbie Re, Ltd., 9.071% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)							505,700
	1,500,000(c)	Residential Reinsurance 2020, Ltd., 6.321% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)							1,509,000
	1,250,000(c)(i)	Residential Reinsurance 2020, Ltd., 8.321% (3 Month U.S. Treasury Bill + 825 bps), 12/6/24 (144A)							1,250,375
	250,000(c)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)							248,700
	750,000(c)(i)	Sussex Capital UK Pcc, Ltd., 7.821% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)							749,250
									$8,160,235
		Multiperil - U.S. & Canada - 0.0%†
	1,000,000(c)	Hypatia, Ltd., 9.821% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)							$1,067,200
	500,000(c)	Mona Lisa Re, 8.063% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)							506,450
									$1,573,650
		Multiperil - U.S. Regional - 0.1%
	2,600,000(c)	Longpoint Re III, 2.813% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)							$2,601,560
		Multiperil - Worldwide - 0.1%
	2,000,000(c)	Galilei Re, 5.924% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)							$1,999,800
	500,000(c)	Northshore Re II, Ltd., 0.568% (3 Month U.S. Treasury Bill + 50 bps), 1/8/24 (144A)							499,500
									$2,499,300
		Pandemic - U.S. - 0.0%†
	500,000(c)	Vitality Re XI, 1.871% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)							$496,450
		Pandemic - Worldwide - 0.0%†
	750,000(c)	Vita Capital VI, Ltd., 3.084% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)							$712,500
		Windstorm - U.S. - 0.0%†
	750,000(c)	Bonanza RE, Ltd., 4.821% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)							$749,625
		Windstorm - U.S. Regional - 0.1%
	1,250,000	Matterhorn Re, 12/7/21 (144A)							$1,159,125
	1,500,000(c)	Matterhorn Re, 4.44% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)							1,498,500
	2,000,000(c)	Matterhorn Re, 5.69% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)							1,998,000
	250,000(c)	Matterhorn Re, 7.063% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)							255,300
	Principal Amount USD ($)								Value
		Windstorm - U.S. Regional -- (continued)
	1,250,000(c)	Matterhorn Re, 10.063% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)							$1,281,625
									$6,192,550
		Total Event-Linked Bonds							$36,619,713
	Face Amount USD ($)								Value
		Collateralized Reinsurance - 0.6%
		Earthquakes - California - 0.0%†
	2,000,000+(a)(i)	Adare Re 2020, 1/31/21							$2,103,683
		Multiperil – Massachusetts - 0.1%
	2,600,000+(a)(i)	Denning Re, 7/31/24							$2,583,915
		Multiperil - U.S. - 0.2%
	6,000,000+(a)(i)	Ballybunion Re, 2/28/21							$6,270,334
	600,000+(i)	Dingle Re 2019, 2/1/21							$12,315
	550,000+(a)(i)	Dingle Re 2020, 1/31/21							568,971
	1,150,000+(a)(i)	Port Royal Re 2019, 5/31/21							1,180,627
									$8,032,247
		Multiperil - U.S. & Canada - 0.0%†
	2,000,000+(a)(i)	Leven Re 2020, 1/31/21							$2,030,600
		Multiperil - U.S. Regional - 0.0%†
	2,000,000+(a)(i)	Ailsa Re 2019, 6/30/21							$2,084,490
		Multiperil - Worldwide - 0.1%
	480,000+(a)(i)	Limestone Re, 3/1/24 (144A)							$519,360
	12,000+(i)	Limestone Re 2016-1, 8/31/21							196
	86,000+(i)	Limestone Re 2016-1, 8/31/21							1,402
	140,000+(a)(i)	Limestone Re 2019-2, 3/1/23 (144A)							245,784
	20,000+(i)	Limestone Re 2019-B, 9/9/22 (144A)							–
	1,020,000+(a)(i)	Limestone Re 2020-1, Series A, 3/1/24 (144A)							1,103,640
	1,110,000+(a)(i)	Limestone Re 2020-2, 10/1/24 (144A)							1,183,815
	700,000+(a)(i)	Old Head Re 2020, 12/31/20							710,500
	500,000+(i)	Pine Valley Re 2021, 12/31/24							464,984
	4,500,000+(a)(i)	Resilience Re, 4/6/21							450
	850,864+(a)(i)	Seminole Re 2018, 1/15/21							21,023
	608,616+(a)(i)	Walton Health Re 2018, 6/15/21							191,181
	300,000+(a)(i)	Walton Health Re 2019, 6/30/21							252,101
									$4,694,436
		Windstorm - Florida - 0.1%
	2,250,000+(i)	Cedar Re 2020, 6/30/24							$2,242,409
	1,750,000+(a)(i)	Formby Re 2018, 2/28/21							309,603
	2,200,000+(a)(i)	Portrush Re 2017, 6/15/21							1,403,820
									$3,955,832
		Windstorm - North Carolina - 0.0%†
	2,000,000+(a)(i)	Isosceles Re 2020, 4/30/22							$21,200
		Windstorm - U.S. Multistate - 0.0%†
	1,500,000+(i)	White Heron Re 2020, 6/30/24							$1,500,151
		Windstorm - U.S. Regional - 0.1%
	1,000,000+(i)	Liphook Re 2020, 6/30/24							$1,014,965
	1,250,000+(a)(i)	Oakmont Re 2017, 4/30/21							36,750
	2,000,000+(a)(i)	Oakmont Re 2020, 4/30/24							1,543,600
									$2,595,315
		Total Collateralized Reinsurance							$29,601,869
		Industry Loss Warranties - 0.1%
		Earthquakes – Bermuda - 0.1%
	2,500,000+	Celtic Manor Re 2020, 1/31/23							$2,500,000
		Total Industry Loss Warranties							$2,500,000
		Reinsurance Sidecars - 1.8%
		Multiperil - U.S. - 0.2%
	10,188,000+(a)(i)	Carnoustie Re 2017, 11/30/21							$1,342,779
	1,000,000+(i)	Carnoustie Re 2019, 12/31/22							1,900
	1,750,000+(a)(i)	Carnoustie Re 2020, 12/31/23							1,907,675
	2,800,000+(a)(i)	Castle Stuart Re 2018, 12/1/21							294,993
	3,000,000+(a)(j)	Harambee Re 2018, 12/31/21							55,800
	5,000,000+(j)	Harambee Re 2019, 12/31/22							81,000
	3,000,000+(a)(j)	Harambee Re 2020, 12/31/23							3,215,400
									$6,899,547
		Multiperil - Worldwide - 1.6%
	2,201+(j)	Alturas Re 2019-1, 3/10/23 (144A)							$18,153
	33,410+(j)	Alturas Re 2019-2, 3/10/22							155,143
	550,000+(a)(j)	Alturas Re 2020-1B, 3/10/23 (144A)							384,835
	3,000,000+(a)(j)	Alturas Re 2020-2, 3/10/23							3,211,500
	250,000+(a)(j)	Alturas Re 2020-3, 9/30/24							259,450
	4,000,000+(a)(i)	Bantry Re 2016, 3/31/21							322,400
	3,000,000+(a)(i)	Bantry Re 2017, 3/31/21							175,323
	2,500,000+(a)(i)	Bantry Re 2018, 12/31/21							28,500
	4,000,000+(i)	Bantry Re 2019, 12/31/22							135,855
	Principal Amount USD ($)								Value
		Multiperil - Worldwide - (continued)
	3,821,406+(a)(i)	Bantry Re 2020, 12/31/20							$ 4,167,859
	3,605,000+(a)(i)	Berwick Re 2017-1, 2/1/21							119,326
	13,924,181+(a)(i)	Berwick Re 2018-1, 12/31/21							1,694,573
	9,947,951+(a)(i)	Berwick Re 2019-1, 12/31/22							1,188,780
	2,000,000+(a)(i)	Berwick Re 2020-1, 12/31/23							2,238,060
	989,841+(a)(i)	Berwick Re 2021-1, 12/31/24							989,841
	1,750,000+(j)	Blue Lotus Re, 12/31/21							25,200
	73,625+(i)	Eden Re II, 3/22/23 (144A)							286,823
	7,000,000+(a)(i)	Eden Re II, 3/22/24 (144A)							7,985,600
	155,000+(i)	Eden Re II, 3/22/22 (144A)							106,719
	232,500+(i)	Eden Re II, 3/22/22 (144A)							154,435
	6,500,000+(a)(i)	Gleneagles Re 2016, 11/30/21							202,800
	1,500,000+(a)(i)	Gleneagles Re 2018, 12/31/21							177,450
	1,156,688+(i)	Gleneagles Re 2019, 12/31/22							25,849
	1,270,798+(a)(i)	Gleneagles Re 2020, 12/31/23							1,387,899
	2,737,878+(a)(i)	Gullane Re 2018, 12/31/21							2,821,383
	7,000+(i)	Limestone Re 2018, 3/1/22							72,468
	500,000+(i)	Lion Rock Re 2019, 1/31/22							39,300
	500,000+(a)(i)	Lion Rock Re 2020, 1/31/21							569,600
	6,000,000+(a)(j)	Lorenz Re 2018, 7/1/21							71,400
	2,545,246+(a)(j)	Lorenz Re 2019, 6/30/22							167,732
	1,282,713+(a)(j)	Lorenz Re 2020, 6/30/23							1,423,555
	1,717,287+(a)(j)	Lorenz Re 2020, 6/30/23							1,905,845
	8,500,000+(a)(i)	Merion Re 2018-2, 12/31/21							9,556,901
	849,793+(a)(i)	Merion Re 2021-2, 12/31/24							849,793
	6,150,000+(i)	Pangaea Re 2016-2, 11/30/21							10,967
	4,750,000+(a)(i)	Pangaea Re 2018-1, 12/31/21							100,009
	7,100,000+(a)(i)	Pangaea Re 2018-3, 7/1/22							147,278
	3,891,425+(a)(i)	Pangaea Re 2019-1, 2/1/23							81,087
	5,220,725+(a)(i)	Pangaea Re 2019-3, 7/1/23							187,794
	3,850,570+(a)(i)	Pangaea Re 2020-1, 2/1/24							4,257,528
	3,500,000+(a)(i)	Pangaea Re 2020-3, 7/1/24							3,707,345
	1,000,000+(a)(i)	Phoenix One Re, 1/4/27							1,000,000
	1,800,000+(a)(i)	Sector Re V, 12/1/23 (144A)							546,123
	540,031+(a)(i)	Sector Re V, 12/1/23 (144A)							170,354
	360,000+(a)(i)	Sector Re V, 3/1/24 (144A)							154,548
	3,608+(i)	Sector Re V, 3/1/24 (144A)							94,017
	150,000+(a)(i)	Sector Re V, 12/1/24 (144A)							376,213
	155,997+(a)(i)	Sector Re V, 12/1/24 (144A)							390,986
	540,000+(a)(i)	Sector Re V, 3/1/25 (144A)							646,580
	1,696,451+(a)(i)	Sector Re V, 3/1/25 (144A)							1,877,209
	710,000+(a)(i)	Sector Re V, 3/1/25 (144A)							850,133
	2,753,972+(a)(i)	Sector Re V, 12/1/25 (144A)							2,772,090
	5,855,000+(a)(i)	St. Andrews Re 2017-1, 2/1/21							396,969
	2,606,976+(a)(i)	St. Andrews Re 2017-4, 6/1/21							256,526
	3,609,700+(a)(i)	Sussex Re 2020-1, 12/31/22							3,941,792
	1,000,000+(a)(j)	Thopas Re 2018, 12/31/21							–
	3,000,000+(a)(j)	Thopas Re 2019, 12/31/22							162,000
	4,000,000+(a)(j)	Thopas Re 2020, 12/31/23							4,393,600
	644,112+(a)(j)	Thopas Re 2021, 12/31/24							644,112
	5,750,000+(a)(i)	Versutus Re 2017, 11/30/21							–
	3,000,000+(a)(i)	Versutus Re 2018, 12/31/21							–
	2,647,642+(i)	Versutus Re 2019-A, 12/31/21							106,435
	852,358+(i)	Versutus Re 2019-B, 12/31/21							34,265
	1,250,000+(a)(j)	Viribus Re 2018, 12/31/21							–
	3,650,000+(j)	Viribus Re 2019, 12/31/22							149,650
	4,139,570+(a)(j)	Viribus Re 2020, 12/31/23							3,764,111
	1,826,168+(a)(i)	Woburn Re 2018, 12/31/21							168,255
	3,539,362+(a)(i)	Woburn Re 2019, 12/31/22							1,191,732
									$75,500,058
		Total Reinsurance Sidecars							$82,399,605
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $152,322,934)							$151,121,187
	Principal Amount USD ($)								Value
		MUNICIPAL BONDS - 0.3% of Net Assets(k)
		Municipal General Obligation - 0.2%
	13,525,000(l)(m)	Commonwealth of Puerto Rico, 8.0%, 7/1/35							$9,197,000
		Total Municipal General Obligation							$9,197,000
		Municipal Higher Education - 0.1%
	2,300,000	Trustees of Amherst College, 3.794%, 11/1/42							$2,626,133
		Total Municipal Higher Education							$2,626,133
		TOTAL MUNICIPAL BONDS
		(Cost $11,504,621)							$11,823,133
	Principal Amount USD ($)								Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.5% of Net Assets*(c)
		Aerospace & Defense - 0.1%
	3,036,667	Grupo Aeroméxico, SAB de C.V., DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21							$3,093,604
	341,875	United Airlines, Inc., Refinanced Term Loan, 1.895% (LIBOR + 175 bps), 4/1/24							335,359
		Total Aerospace & Defense							$3,428,963
		Airlines - 0.0%†
	155,861	Grupo Aeroméxico, SAB de C.V., DIP Tranche 2 Term Loan, 3.8% (LIBOR + 1450 bps), 12/31/21							$159,952
		Total Airlines							$159,952
		Automobile - 0.1%
	1,495,874	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24							$1,478,110
	2,537,413	Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR + 350 bps), 11/6/24							2,538,999
		Total Automobile							$4,017,109
		Beverage, Food & Tobacco - 0.0%†
	1,985,350	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 2.147% (LIBOR + 200 bps), 5/1/26							$1,970,873
		Total Beverage, Food & Tobacco							$1,970,873
		Buildings & Real Estate - 0.0%†
	2,023,820	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23							$1,940,969
		Total Buildings & Real Estate							$1,940,969
		Computers & Electronics - 0.0%†
	1,403,099	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.397% (LIBOR + 425 bps), 6/26/25							$1,361,883
		Total Computers & Electronics							$1,361,883
		Diversified & Conglomerate Manufacturing - 0.0%†
	1,282,125	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25							$1,261,291
		Total Diversified & Conglomerate Manufacturing							$1,261,291
		Electronics - 0.2%
	7,781,584	Scientific Games International, Inc., Initial Term B-5 Loan, 2.897% (LIBOR + 275 bps), 8/14/24							$7,621,089
		Total Electronics							$7,621,089
		Entertainment & Leisure - 0.1%
	3,800,453	Sabre GLBL, Inc., 2018 Other Term B Loan, 2.147% (LIBOR + 200 bps), 2/22/24							$3,720,031
		Total Entertainment & Leisure							$3,720,031
		Finance - 0.3%
	11,320,000	Bank of Industry, Ltd., 6.22% (LIBOR + 600 bps), 3/15/21							$11,203,404
		Total Finance							$11,203,404
		Healthcare & Pharmaceuticals - 0.1%
	3,614,317	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.647% (LIBOR + 350 bps), 9/26/24							$3,589,844
	2,340,125	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24							2,311,604
		Total Healthcare & Pharmaceuticals							$5,901,448
		Healthcare, Education & Childcare - 0.2%
	3,131,330	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23							$2,841,193
	1,787,382	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25							1,705,162
	5,300,397	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.897% (LIBOR + 375 bps), 11/16/25							5,296,767
		Total Healthcare, Education & Childcare							$9,843,122
		Insurance - 0.2%
	478,382	Alliant Holdings Intermediate LLC, Initial Term Loan, 3.397% (LIBOR + 325 bps), 5/9/25							$470,841
	6,841,994	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22							6,760,136
		Total Insurance							$7,230,977
		Leisure & Entertainment - 0.1%
	4,412,764(l)(n)	24 Hour Fitness Worldwide, Inc., Term Loan (LIBOR + 350 bps), 5/30/25							$121,351
	2,711,800	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25							2,466,043
		Total Leisure & Entertainment							$2,587,394
		Machinery - 0.0%†
	442,489	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22							$441,383
	1,549,888	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24							1,538,263
		Total Machinery							$1,979,646
		Metals & Mining - 0.1%
	2,503,993	BWay Holding Co., Initial Term Loan, 3.48% (LIBOR + 325 bps), 4/3/24							$2,428,873
		Total Metals & Mining							$2,428,873
		Retail - 0.0%†
	1,379,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.714% (LIBOR + 450 bps), 9/12/24							$1,357,166
		Total Retail							$1,357,166
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $72,068,812)							$68,014,190
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.9% of Net Assets
	4,154,592	Fannie Mae, 1.5%, 12/1/35							$4,276,359
	7,000,000	Fannie Mae, 1.5%, 2/1/51 (TBA)							7,064,562
	13,898,060	Fannie Mae, 2.0%, 12/1/35							14,537,000
	41,780,000	Fannie Mae, 2.0%, 1/1/51							43,404,583
	36,000,000	Fannie Mae, 2.0%, 2/1/51 (TBA)							37,333,282
	3,506,000	Fannie Mae, 2.5%, 1/1/51 (TBA)							3,695,817
	19,584,000	Fannie Mae, 2.5%, 2/1/51 (TBA)							20,609,950
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	89,763	Fannie Mae, 3.0%, 5/1/46							$96,372
	118,224	Fannie Mae, 3.0%, 10/1/46							128,231
	202,512	Fannie Mae, 3.0%, 11/1/46							213,273
	296,258	Fannie Mae, 3.0%, 11/1/46							313,964
	67,873	Fannie Mae, 3.0%, 1/1/47							73,622
	63,084	Fannie Mae, 3.0%, 3/1/47							68,555
	459,573	Fannie Mae, 3.0%, 3/1/47							483,968
	2,780,911	Fannie Mae, 3.0%, 5/1/48							2,980,133
	357,384	Fannie Mae, 3.0%, 7/1/49							388,860
	57,533,000	Fannie Mae, 3.0%, 1/1/51 (TBA)							60,279,301
	50,000,000	Fannie Mae, 3.0%, 2/1/51 (TBA)							52,431,640
	2,670,018	Fannie Mae, 3.5%, 7/1/42							2,895,648
	5,444,655	Fannie Mae, 3.5%, 6/1/45							5,905,412
	1,773,714	Fannie Mae, 3.5%, 9/1/45							1,948,499
	6,411,832	Fannie Mae, 3.5%, 9/1/45							7,101,926
	1,145,146	Fannie Mae, 3.5%, 6/1/46							1,252,000
	863,687	Fannie Mae, 3.5%, 9/1/46							953,999
	482,785	Fannie Mae, 3.5%, 10/1/46							523,663
	210,254	Fannie Mae, 3.5%, 7/1/47							225,049
	1,288,209	Fannie Mae, 3.5%, 4/1/50							1,361,349
	24,254,000	Fannie Mae, 3.5%, 1/1/51 (TBA)							25,637,236
	6,071	Fannie Mae, 4.0%, 12/1/23							6,470
	6,076	Fannie Mae, 4.0%, 12/1/30							6,546
	465,525	Fannie Mae, 4.0%, 9/1/37							511,526
	5,896,458	Fannie Mae, 4.0%, 10/1/40							6,666,201
	2,516,603	Fannie Mae, 4.0%, 12/1/40							2,845,117
	4,629	Fannie Mae, 4.0%, 11/1/41							5,103
	926,721	Fannie Mae, 4.0%, 11/1/41							1,021,440
	34,703	Fannie Mae, 4.0%, 12/1/41							38,134
	1,289,034	Fannie Mae, 4.0%, 12/1/41							1,405,310
	6,910,291	Fannie Mae, 4.0%, 12/1/41							7,581,134
	871,974	Fannie Mae, 4.0%, 1/1/42							956,711
	2,536,295	Fannie Mae, 4.0%, 1/1/42							2,795,868
	923,024	Fannie Mae, 4.0%, 2/1/42							1,008,660
	1,922,773	Fannie Mae, 4.0%, 2/1/42							2,109,648
	204,487	Fannie Mae, 4.0%, 4/1/42							219,274
	1,520,223	Fannie Mae, 4.0%, 4/1/42							1,675,796
	2,684,859	Fannie Mae, 4.0%, 4/1/42							2,959,605
	148,925	Fannie Mae, 4.0%, 5/1/42							164,167
	2,707,738	Fannie Mae, 4.0%, 5/1/42							2,949,395
	146,712	Fannie Mae, 4.0%, 6/1/42							158,261
	80,195	Fannie Mae, 4.0%, 7/1/42							88,403
	4,818,654	Fannie Mae, 4.0%, 8/1/42							5,286,178
	143,414	Fannie Mae, 4.0%, 10/1/42							159,428
	160,513	Fannie Mae, 4.0%, 11/1/42							171,409
	1,577,566	Fannie Mae, 4.0%, 8/1/43							1,738,802
	848,177	Fannie Mae, 4.0%, 11/1/43							947,662
	1,041,497	Fannie Mae, 4.0%, 2/1/44							1,157,257
	53,353	Fannie Mae, 4.0%, 6/1/44							56,966
	230,417	Fannie Mae, 4.0%, 10/1/44							246,718
	125,899	Fannie Mae, 4.0%, 11/1/44							134,424
	34,561	Fannie Mae, 4.0%, 6/1/45							37,094
	149,253	Fannie Mae, 4.0%, 7/1/45							164,487
	2,759,293	Fannie Mae, 4.0%, 4/1/47							3,011,350
	3,758,323	Fannie Mae, 4.0%, 4/1/47							4,111,680
	407,215	Fannie Mae, 4.0%, 6/1/47							445,504
	1,008,830	Fannie Mae, 4.0%, 6/1/47							1,100,992
	1,989,305	Fannie Mae, 4.0%, 7/1/47							2,155,140
	124,559	Fannie Mae, 4.0%, 6/1/49							138,499
	2,259,939	Fannie Mae, 4.5%, 11/1/40							2,526,987
	6,033,591	Fannie Mae, 4.5%, 12/1/40							6,765,510
	294,782	Fannie Mae, 4.5%, 3/1/41							331,003
	6,249	Fannie Mae, 4.5%, 4/1/41							7,017
	2,885,815	Fannie Mae, 4.5%, 5/1/41							3,223,921
	1,247,720	Fannie Mae, 4.5%, 7/1/41							1,401,046
	5,154,901	Fannie Mae, 4.5%, 8/1/41							5,762,591
	307,734	Fannie Mae, 4.5%, 9/1/41							345,551
	2,645,518	Fannie Mae, 4.5%, 9/1/43							2,938,903
	501,989	Fannie Mae, 4.5%, 1/1/47							554,225
	10,040,000	Fannie Mae, 4.5%, 1/1/51 (TBA)							10,880,850
	15,251	Fannie Mae, 5.0%, 2/1/22							15,991
	1,204	Fannie Mae, 5.0%, 4/1/22							1,262
	3,263	Fannie Mae, 5.0%, 6/1/22							3,422
	3,998	Fannie Mae, 5.0%, 6/1/22							4,193
	1,612,679	Fannie Mae, 5.0%, 6/1/35							1,873,628
	429,863	Fannie Mae, 5.0%, 7/1/35							499,767
	976,089	Fannie Mae, 5.0%, 7/1/35							1,135,230
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	523,935	Fannie Mae, 5.0%, 8/1/35							$ 609,089
	174,239	Fannie Mae, 5.0%, 5/1/38							202,599
	561,219	Fannie Mae, 5.0%, 1/1/39							651,882
	145,441	Fannie Mae, 5.0%, 7/1/39							169,074
	355,441	Fannie Mae, 5.0%, 7/1/39							413,315
	360,652	Fannie Mae, 5.0%, 7/1/39							418,855
	122,562	Fannie Mae, 5.0%, 6/1/40							142,514
	964,747	Fannie Mae, 5.0%, 6/1/40							1,121,283
	702,045	Fannie Mae, 5.0%, 7/1/40							798,799
	294,757	Fannie Mae, 5.0%, 10/1/40							342,750
	197,096	Fannie Mae, 5.0%, 5/1/41							229,163
	172,589	Fannie Mae, 5.0%, 7/1/41							200,361
	136,141	Fannie Mae, 5.0%, 12/1/41							151,481
	4,133,404	Fannie Mae, 5.0%, 9/1/43							4,636,209
	12,567,314	Fannie Mae, 5.0%, 11/1/44							14,590,170
	5	Fannie Mae, 5.5%, 3/1/21							5
	5,917	Fannie Mae, 5.5%, 5/1/33							6,622
	6,180	Fannie Mae, 5.5%, 6/1/33							7,108
	23,249	Fannie Mae, 5.5%, 7/1/33							27,020
	44,632	Fannie Mae, 5.5%, 4/1/34							51,604
	7,191	Fannie Mae, 5.5%, 10/1/35							8,418
	58,282	Fannie Mae, 5.5%, 12/1/35							68,513
	36,680	Fannie Mae, 5.5%, 3/1/36							42,556
	73,152	Fannie Mae, 5.5%, 4/1/36							81,745
	638	Fannie Mae, 6.0%, 3/1/32							754
	1,029	Fannie Mae, 6.0%, 10/1/32							1,220
	3,365	Fannie Mae, 6.0%, 11/1/32							3,784
	25,492	Fannie Mae, 6.0%, 12/1/32							28,972
	5,022	Fannie Mae, 6.0%, 1/1/33							5,985
	2,576	Fannie Mae, 6.0%, 3/1/33							3,079
	16,119	Fannie Mae, 6.0%, 5/1/33							18,171
	37,852	Fannie Mae, 6.0%, 12/1/33							45,492
	34,167	Fannie Mae, 6.0%, 1/1/34							41,063
	133,599	Fannie Mae, 6.0%, 6/1/37							157,281
	60,564	Fannie Mae, 6.0%, 12/1/37							72,036
	97,245	Fannie Mae, 6.0%, 4/1/38							114,990
	57,266	Fannie Mae, 6.0%, 7/1/38							65,443
	119	Fannie Mae, 6.5%, 4/1/29							133
	516	Fannie Mae, 6.5%, 5/1/31							580
	160	Fannie Mae, 6.5%, 6/1/31							182
	331	Fannie Mae, 6.5%, 2/1/32							373
	1,806	Fannie Mae, 6.5%, 3/1/32							2,024
	1,024	Fannie Mae, 6.5%, 8/1/32							1,167
	10,737	Fannie Mae, 6.5%, 10/1/32							12,029
	400	Fannie Mae, 7.0%, 5/1/28							457
	214	Fannie Mae, 7.0%, 2/1/29							250
	280	Fannie Mae, 7.0%, 7/1/31							288
	351	Fannie Mae, 7.5%, 1/1/28							381
	6,480,000	Federal Home Loan Mortgage Corp., 1.5%, 1/1/36							6,669,925
	15,450,000	Federal Home Loan Mortgage Corp., 1.5%, 1/1/51							15,615,094
	12,091,928	Federal Home Loan Mortgage Corp., 2.0%, 12/1/35							12,645,441
	664,785	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43							722,270
	2,709,680	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47							2,953,911
	767,256	Federal Home Loan Mortgage Corp., 3.0%, 4/1/47							833,271
	139,673	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47							152,349
	3,539,655	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42							3,902,264
	1,727,424	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47							1,885,631
	1,907,472	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47							2,064,086
	285,378	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49							304,340
	164,115	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35							181,827
	582,477	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40							654,211
	339,203	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40							379,648
	24,875	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43							27,591
	224,813	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43							252,875
	828,495	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43							929,198
	11,305	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44							12,534
	35,968	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44							40,137
	6,156	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21							6,456
	28,999	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23							30,440
	12,923	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34							15,017
	18,882	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34							21,966
	71,181	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34							82,538
	64,314	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35							74,821
	130,976	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38							152,287
	190,894	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38							221,939
	6,705	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38							7,794
	825	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39							960
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	3,120,690	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39							$ 3,629,965
	1,646	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39							1,915
	1,341,880	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41							1,576,977
	52,071	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33							58,564
	2,366	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33							2,659
	12,531	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33							14,080
	30,187	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34							36,290
	39,437	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34							44,641
	52,173	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35							58,653
	26,750	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36							31,131
	2,365	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37							2,715
	67,796	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37							80,245
	1,868	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32							2,093
	1,073,712	Government National Mortgage Association I, 3.5%, 10/15/42							1,144,603
	4,033	Government National Mortgage Association I, 4.0%, 3/15/39							4,339
	5,347	Government National Mortgage Association I, 4.0%, 4/15/39							5,771
	6,742	Government National Mortgage Association I, 4.0%, 4/15/39							7,277
	8,547	Government National Mortgage Association I, 4.0%, 7/15/39							9,204
	6,745	Government National Mortgage Association I, 4.0%, 1/15/40							7,278
	117,530	Government National Mortgage Association I, 4.0%, 4/15/40							127,695
	203,384	Government National Mortgage Association I, 4.0%, 7/15/40							220,119
	70,073	Government National Mortgage Association I, 4.0%, 8/15/40							75,725
	124,473	Government National Mortgage Association I, 4.0%, 8/15/40							134,099
	32,052	Government National Mortgage Association I, 4.0%, 9/15/40							34,689
	7,054	Government National Mortgage Association I, 4.0%, 10/15/40							7,707
	12,281	Government National Mortgage Association I, 4.0%, 10/15/40							13,259
	39,816	Government National Mortgage Association I, 4.0%, 10/15/40							43,427
	4,798	Government National Mortgage Association I, 4.0%, 11/15/40							5,185
	41,867	Government National Mortgage Association I, 4.0%, 11/15/40							45,370
	142,108	Government National Mortgage Association I, 4.0%, 11/15/40							155,250
	178,325	Government National Mortgage Association I, 4.0%, 11/15/40							193,000
	4,888	Government National Mortgage Association I, 4.0%, 12/15/40							5,282
	5,521	Government National Mortgage Association I, 4.0%, 12/15/40							5,975
	98,058	Government National Mortgage Association I, 4.0%, 12/15/40							103,958
	484,491	Government National Mortgage Association I, 4.0%, 12/15/40							527,051
	4,348	Government National Mortgage Association I, 4.0%, 1/15/41							4,748
	26,433	Government National Mortgage Association I, 4.0%, 1/15/41							28,866
	43,973	Government National Mortgage Association I, 4.0%, 1/15/41							47,903
	11,722	Government National Mortgage Association I, 4.0%, 2/15/41							12,803
	488,986	Government National Mortgage Association I, 4.0%, 2/15/41							531,605
	45,888	Government National Mortgage Association I, 4.0%, 3/15/41							50,136
	7,470	Government National Mortgage Association I, 4.0%, 4/15/41							8,163
	4,967	Government National Mortgage Association I, 4.0%, 5/15/41							5,270
	40,872	Government National Mortgage Association I, 4.0%, 5/15/41							44,540
	1,984	Government National Mortgage Association I, 4.0%, 6/15/41							2,116
	4,715	Government National Mortgage Association I, 4.0%, 6/15/41							5,036
	1,124,308	Government National Mortgage Association I, 4.0%, 6/15/41							1,222,345
	4,667	Government National Mortgage Association I, 4.0%, 7/15/41							4,963
	10,347	Government National Mortgage Association I, 4.0%, 7/15/41							11,293
	25,724	Government National Mortgage Association I, 4.0%, 7/15/41							28,091
	64,425	Government National Mortgage Association I, 4.0%, 7/15/41							70,393
	108,313	Government National Mortgage Association I, 4.0%, 7/15/41							117,227
	123,386	Government National Mortgage Association I, 4.0%, 7/15/41							134,811
	6,701	Government National Mortgage Association I, 4.0%, 8/15/41							7,241
	9,051	Government National Mortgage Association I, 4.0%, 8/15/41							9,624
	48,605	Government National Mortgage Association I, 4.0%, 8/15/41							52,527
	3,338	Government National Mortgage Association I, 4.0%, 9/15/41							3,554
	4,332	Government National Mortgage Association I, 4.0%, 9/15/41							4,725
	6,885	Government National Mortgage Association I, 4.0%, 9/15/41							7,518
	7,141	Government National Mortgage Association I, 4.0%, 9/15/41							7,734
	22,541	Government National Mortgage Association I, 4.0%, 9/15/41							24,615
	34,516	Government National Mortgage Association I, 4.0%, 9/15/41							37,680
	191,241	Government National Mortgage Association I, 4.0%, 9/15/41							207,910
	359,156	Government National Mortgage Association I, 4.0%, 9/15/41							388,714
	2,414	Government National Mortgage Association I, 4.0%, 10/15/41							2,608
	4,629	Government National Mortgage Association I, 4.0%, 10/15/41							4,922
	6,125	Government National Mortgage Association I, 4.0%, 10/15/41							6,497
	7,434	Government National Mortgage Association I, 4.0%, 10/15/41							8,042
	11,212	Government National Mortgage Association I, 4.0%, 10/15/41							11,886
	2,305	Government National Mortgage Association I, 4.0%, 11/15/41							2,442
	5,281	Government National Mortgage Association I, 4.0%, 11/15/41							5,769
	14,353	Government National Mortgage Association I, 4.0%, 11/15/41							15,539
	90,837	Government National Mortgage Association I, 4.0%, 11/15/41							96,861
	6,803	Government National Mortgage Association I, 4.0%, 12/15/41							7,434
	9,592	Government National Mortgage Association I, 4.0%, 12/15/41							10,482
	13,001	Government National Mortgage Association I, 4.0%, 12/15/41							13,763
	17,218	Government National Mortgage Association I, 4.0%, 1/15/42							18,252
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	729,957	Government National Mortgage Association I, 4.0%, 1/15/42							$797,815
	2,073	Government National Mortgage Association I, 4.0%, 2/15/42							2,199
	4,269	Government National Mortgage Association I, 4.0%, 2/15/42							4,614
	9,282	Government National Mortgage Association I, 4.0%, 2/15/42							10,136
	39,788	Government National Mortgage Association I, 4.0%, 2/15/42							42,824
	95,785	Government National Mortgage Association I, 4.0%, 2/15/42							104,552
	1,017,733	Government National Mortgage Association I, 4.0%, 5/15/42							1,111,413
	49,753	Government National Mortgage Association I, 4.0%, 6/15/42							53,794
	59,515	Government National Mortgage Association I, 4.0%, 6/15/42							64,012
	74,059	Government National Mortgage Association I, 4.0%, 6/15/42							80,926
	8,058	Government National Mortgage Association I, 4.0%, 10/15/42							8,708
	4,598	Government National Mortgage Association I, 4.0%, 11/15/42							4,874
	5,677	Government National Mortgage Association I, 4.0%, 4/15/43							6,022
	863,112	Government National Mortgage Association I, 4.0%, 4/15/43							943,026
	4,159	Government National Mortgage Association I, 4.0%, 5/15/43							4,588
	17,836	Government National Mortgage Association I, 4.0%, 5/15/43							18,935
	122,205	Government National Mortgage Association I, 4.0%, 5/15/43							130,527
	43,089	Government National Mortgage Association I, 4.0%, 6/15/43							45,810
	17,453	Government National Mortgage Association I, 4.0%, 7/15/43							18,493
	28,457	Government National Mortgage Association I, 4.0%, 8/15/43							30,376
	297,237	Government National Mortgage Association I, 4.0%, 8/15/43							321,703
	7,571	Government National Mortgage Association I, 4.0%, 9/15/43							8,194
	70,425	Government National Mortgage Association I, 4.0%, 9/15/43							75,123
	3,191	Government National Mortgage Association I, 4.0%, 10/15/43							3,414
	12,674	Government National Mortgage Association I, 4.0%, 11/15/43							13,831
	73,294	Government National Mortgage Association I, 4.0%, 2/15/44							78,069
	49,841	Government National Mortgage Association I, 4.0%, 3/15/44							54,384
	65,247	Government National Mortgage Association I, 4.0%, 3/15/44							69,195
	65,449	Government National Mortgage Association I, 4.0%, 3/15/44							70,733
	99,950	Government National Mortgage Association I, 4.0%, 3/15/44							108,018
	372,840	Government National Mortgage Association I, 4.0%, 3/15/44							402,271
	988,237	Government National Mortgage Association I, 4.0%, 3/15/44							1,067,998
	2,147,310	Government National Mortgage Association I, 4.0%, 3/15/44							2,320,633
	5,749	Government National Mortgage Association I, 4.0%, 4/15/44							6,213
	72,690	Government National Mortgage Association I, 4.0%, 4/15/44							78,828
	379,623	Government National Mortgage Association I, 4.0%, 4/15/44							414,577
	679,060	Government National Mortgage Association I, 4.0%, 4/15/44							733,871
	152,535	Government National Mortgage Association I, 4.0%, 5/15/44							166,184
	41,239	Government National Mortgage Association I, 4.0%, 8/15/44							43,789
	97,534	Government National Mortgage Association I, 4.0%, 8/15/44							104,977
	191,914	Government National Mortgage Association I, 4.0%, 8/15/44							209,586
	624,587	Government National Mortgage Association I, 4.0%, 8/15/44							675,002
	628,710	Government National Mortgage Association I, 4.0%, 8/15/44							692,483
	5,630	Government National Mortgage Association I, 4.0%, 9/15/44							6,148
	19,828	Government National Mortgage Association I, 4.0%, 9/15/44							21,018
	57,559	Government National Mortgage Association I, 4.0%, 9/15/44							61,564
	117,210	Government National Mortgage Association I, 4.0%, 9/15/44							128,061
	126,516	Government National Mortgage Association I, 4.0%, 9/15/44							134,674
	142,338	Government National Mortgage Association I, 4.0%, 9/15/44							154,980
	172,872	Government National Mortgage Association I, 4.0%, 9/15/44							187,106
	226,177	Government National Mortgage Association I, 4.0%, 9/15/44							245,397
	464,167	Government National Mortgage Association I, 4.0%, 9/15/44							504,864
	542,403	Government National Mortgage Association I, 4.0%, 9/15/44							578,903
	936,482	Government National Mortgage Association I, 4.0%, 9/15/44							1,012,514
	1,108,849	Government National Mortgage Association I, 4.0%, 9/15/44							1,205,540
	1,513,375	Government National Mortgage Association I, 4.0%, 9/15/44							1,635,537
	2,371,024	Government National Mortgage Association I, 4.0%, 9/15/44							2,567,273
	31,454	Government National Mortgage Association I, 4.0%, 10/15/44							33,562
	38,007	Government National Mortgage Association I, 4.0%, 10/15/44							40,338
	205,690	Government National Mortgage Association I, 4.0%, 10/15/44							218,401
	13,300	Government National Mortgage Association I, 4.0%, 11/15/44							14,518
	21,233	Government National Mortgage Association I, 4.0%, 11/15/44							23,187
	33,155	Government National Mortgage Association I, 4.0%, 11/15/44							35,208
	103,398	Government National Mortgage Association I, 4.0%, 11/15/44							109,907
	3,949	Government National Mortgage Association I, 4.0%, 12/15/44							4,193
	52,779	Government National Mortgage Association I, 4.0%, 12/15/44							57,343
	60,994	Government National Mortgage Association I, 4.0%, 12/15/44							65,917
	188,337	Government National Mortgage Association I, 4.0%, 12/15/44							201,793
	298,102	Government National Mortgage Association I, 4.0%, 12/15/44							317,806
	418,296	Government National Mortgage Association I, 4.0%, 12/15/44							457,007
	61,615	Government National Mortgage Association I, 4.0%, 1/15/45							65,318
	410,109	Government National Mortgage Association I, 4.0%, 1/15/45							447,185
	722,230	Government National Mortgage Association I, 4.0%, 1/15/45							787,082
	816,224	Government National Mortgage Association I, 4.0%, 1/15/45							883,754
	58,545	Government National Mortgage Association I, 4.0%, 2/15/45							62,054
	74,275	Government National Mortgage Association I, 4.0%, 2/15/45							78,941
	111,353	Government National Mortgage Association I, 4.0%, 2/15/45							121,301
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	183,408	Government National Mortgage Association I, 4.0%, 2/15/45							$196,372
	282,820	Government National Mortgage Association I, 4.0%, 2/15/45							300,255
	617,738	Government National Mortgage Association I, 4.0%, 2/15/45							669,912
	162,028	Government National Mortgage Association I, 4.0%, 3/15/45							171,751
	119,352	Government National Mortgage Association I, 4.0%, 4/15/45							126,601
	100,981	Government National Mortgage Association I, 4.0%, 5/15/45							110,129
	32,432	Government National Mortgage Association I, 4.0%, 7/15/45							35,326
	145,142	Government National Mortgage Association I, 4.0%, 9/15/45							157,984
	96,089	Government National Mortgage Association I, 4.5%, 9/15/33							107,219
	81,039	Government National Mortgage Association I, 4.5%, 10/15/33							90,291
	46,872	Government National Mortgage Association I, 4.5%, 4/15/35							51,818
	783,873	Government National Mortgage Association I, 4.5%, 3/15/38							871,575
	310,353	Government National Mortgage Association I, 4.5%, 1/15/40							351,368
	449,233	Government National Mortgage Association I, 4.5%, 6/15/40							498,822
	168,816	Government National Mortgage Association I, 4.5%, 9/15/40							188,703
	786,490	Government National Mortgage Association I, 4.5%, 11/15/40							880,369
	235,362	Government National Mortgage Association I, 4.5%, 6/15/41							260,232
	865,494	Government National Mortgage Association I, 4.5%, 6/15/41							970,634
	260,746	Government National Mortgage Association I, 4.5%, 7/15/41							291,838
	663,445	Government National Mortgage Association I, 4.5%, 8/15/41							738,909
	2,477	Government National Mortgage Association I, 5.0%, 6/15/21							2,504
	256,727	Government National Mortgage Association I, 5.0%, 9/15/33							295,650
	109,407	Government National Mortgage Association I, 5.125%, 10/15/38							120,679
	40,092	Government National Mortgage Association I, 5.5%, 7/15/33							46,228
	79,278	Government National Mortgage Association I, 5.5%, 1/15/34							91,469
	62,286	Government National Mortgage Association I, 5.5%, 4/15/34							71,207
	106,535	Government National Mortgage Association I, 5.5%, 7/15/34							122,540
	99,591	Government National Mortgage Association I, 5.5%, 10/15/34							112,189
	69,947	Government National Mortgage Association I, 5.5%, 1/15/35							80,743
	83,794	Government National Mortgage Association I, 5.5%, 2/15/35							93,080
	158,985	Government National Mortgage Association I, 5.5%, 2/15/35							181,896
	50,914	Government National Mortgage Association I, 5.5%, 6/15/35							59,024
	26,745	Government National Mortgage Association I, 5.5%, 12/15/35							29,717
	6	Government National Mortgage Association I, 5.5%, 2/15/37							7
	12,860	Government National Mortgage Association I, 5.5%, 3/15/37							14,363
	49,703	Government National Mortgage Association I, 5.5%, 3/15/37							55,162
	17,989	Government National Mortgage Association I, 5.75%, 10/15/38							20,217
	136,108	Government National Mortgage Association I, 5.75%, 10/15/38							152,004
	64,822	Government National Mortgage Association I, 6.0%, 8/15/32							78,316
	46,681	Government National Mortgage Association I, 6.0%, 1/15/33							56,406
	33,364	Government National Mortgage Association I, 6.0%, 2/15/33							39,864
	64,499	Government National Mortgage Association I, 6.0%, 2/15/33							77,777
	2,443	Government National Mortgage Association I, 6.0%, 3/15/33							2,753
	22,520	Government National Mortgage Association I, 6.0%, 3/15/33							26,949
	46,165	Government National Mortgage Association I, 6.0%, 3/15/33							55,452
	7,623	Government National Mortgage Association I, 6.0%, 5/15/33							8,546
	74,106	Government National Mortgage Association I, 6.0%, 5/15/33							85,090
	158,507	Government National Mortgage Association I, 6.0%, 5/15/33							179,264
	40,299	Government National Mortgage Association I, 6.0%, 6/15/33							48,747
	91,853	Government National Mortgage Association I, 6.0%, 6/15/33							107,964
	31,832	Government National Mortgage Association I, 6.0%, 7/15/33							36,178
	78,143	Government National Mortgage Association I, 6.0%, 7/15/33							92,038
	6,978	Government National Mortgage Association I, 6.0%, 9/15/33							7,839
	19,326	Government National Mortgage Association I, 6.0%, 9/15/33							21,706
	26,172	Government National Mortgage Association I, 6.0%, 10/15/33							29,402
	102,185	Government National Mortgage Association I, 6.0%, 11/15/33							114,962
	26,346	Government National Mortgage Association I, 6.0%, 1/15/34							31,764
	153,481	Government National Mortgage Association I, 6.0%, 10/15/37							183,963
	196,264	Government National Mortgage Association I, 6.0%, 7/15/38							235,927
	5,359	Government National Mortgage Association I, 6.5%, 1/15/29							5,952
	717	Government National Mortgage Association I, 6.5%, 5/15/29							833
	574	Government National Mortgage Association I, 6.5%, 10/15/31							637
	1,114	Government National Mortgage Association I, 6.5%, 10/15/31							1,238
	201	Government National Mortgage Association I, 6.5%, 12/15/31							236
	1,321	Government National Mortgage Association I, 6.5%, 2/15/32							1,520
	714	Government National Mortgage Association I, 6.5%, 3/15/32							830
	3,046	Government National Mortgage Association I, 6.5%, 5/15/32							3,383
	2,580	Government National Mortgage Association I, 6.5%, 6/15/32							2,865
	2,661	Government National Mortgage Association I, 6.5%, 6/15/32							3,017
	2,517	Government National Mortgage Association I, 6.5%, 7/15/32							2,795
	3,900	Government National Mortgage Association I, 6.5%, 7/15/32							4,445
	1,570	Government National Mortgage Association I, 6.5%, 8/15/32							1,796
	1,614	Government National Mortgage Association I, 6.5%, 8/15/32							1,837
	13,528	Government National Mortgage Association I, 6.5%, 8/15/32							15,567
	17,055	Government National Mortgage Association I, 6.5%, 9/15/32							18,942
	30,468	Government National Mortgage Association I, 6.5%, 9/15/32							33,838
	10,342	Government National Mortgage Association I, 6.5%, 10/15/32							11,486
	Principal Amount USD ($)								Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	24,197	Government National Mortgage Association I, 6.5%, 11/15/32							$ 28,909
	19,836	Government National Mortgage Association I, 6.5%, 7/15/35							23,201
	132	Government National Mortgage Association I, 7.0%, 5/15/29							148
	300	Government National Mortgage Association I, 7.0%, 5/15/29							337
	2,616	Government National Mortgage Association I, 7.0%, 8/15/29							2,625
	189	Government National Mortgage Association I, 7.0%, 5/15/31							190
	653,539	Government National Mortgage Association II, 3.5%, 4/20/45							713,305
	1,121,062	Government National Mortgage Association II, 3.5%, 4/20/45							1,240,191
	1,510,923	Government National Mortgage Association II, 3.5%, 4/20/45							1,668,555
	1,821,947	Government National Mortgage Association II, 3.5%, 3/20/46							2,048,534
	4,723,284	Government National Mortgage Association II, 4.0%, 10/20/46							5,155,826
	1,573,221	Government National Mortgage Association II, 4.0%, 2/20/48							1,745,962
	1,875,108	Government National Mortgage Association II, 4.0%, 4/20/48							2,081,913
	265,879	Government National Mortgage Association II, 4.5%, 12/20/34							296,382
	216,161	Government National Mortgage Association II, 4.5%, 1/20/35							241,256
	203,840	Government National Mortgage Association II, 4.5%, 3/20/35							227,650
	1,875,771	Government National Mortgage Association II, 4.5%, 9/20/41							2,089,773
	2,868,625	Government National Mortgage Association II, 4.5%, 9/20/44							3,040,735
	1,232,774	Government National Mortgage Association II, 4.5%, 10/20/44							1,373,431
	2,580,640	Government National Mortgage Association II, 4.5%, 11/20/44							2,880,980
	60,906	Government National Mortgage Association II, 5.5%, 3/20/34							71,141
	2,086	Government National Mortgage Association II, 5.5%, 10/20/37							2,307
	24,997	Government National Mortgage Association II, 6.0%, 5/20/32							28,475
	88,105	Government National Mortgage Association II, 6.0%, 10/20/33							102,293
	114	Government National Mortgage Association II, 6.5%, 1/20/28							129
	2,253	Government National Mortgage Association II, 7.0%, 1/20/29							2,614
	80,000,000(h)	U.S. Treasury Bills, 1/7/21							79,999,800
	130,000,000(h)	U.S. Treasury Bills, 1/26/21							129,996,226
	27,012,858	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50							32,179,419
	33,860,507	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48							47,116,808
	62,235,808	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49							87,593,659
	88,175,000	U.S. Treasury Note, 0.125%, 10/31/22							88,188,777
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $951,592,503)							$1,002,846,214
	Shares								Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Diversified Telecommunication Services - 0.0%†
	34,215(a)(o)	Windstream Holding, Inc., 12/31/49							$324,712
		Total Diversified Telecommunication Services							$324,712
		Oil, Gas & Consumable Fuels - 0.0%†
	1,880,020(p)	ANR, Inc., 3/31/23							$11,280
	365(a)(q)	Contura Energy, Inc., 7/25/23							110
		Total Oil, Gas & Consumable Fuels							$11,390
		TOTAL RIGHTS/WARRANTS
		(Cost $559,339)							$336,102
	Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
	209,523(r)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	0.01(s)	10/23/22	$–
	209,523(t)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	0.01(s)	10/23/22	–
									$–
		TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
		(Premiums paid $0)							$–
		OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
	36,590,000	Put EUR Call USD	Bank of America NA	USD	569,914	USD	1.11	3/8/21	$1,134
	18,995,500	Put EUR Call USD	Bank of America NA	EUR	314,365	EUR	1.11	6/4/21	13,082
	37,900,000	Put EUR Call USD	Goldman Sachs International	EUR	168,710	EUR	1.21	1/29/21	143,097
	37,650,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	244,342	EUR	1.15	5/17/21	70,709
	44,170,000	Put USD Call JPY	JPMorgan Chase Bank NA	USD	462,106	USD	101.10	2/3/21	88,119
									$316,141
		TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
		(Premiums paid $1,759,437)							$316,141
		TOTAL OPTIONS PURCHASED
		(Premiums paid $1,759,437)							$316,141

		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
		(Cost $4,395,586,925)							$4,580,915,407

	Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value

		OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
	(36,590,000)	Call EUR Put USD	Bank of America NA	USD	569,914	USD	1.20	3/8/21	$(939,412)
	(18,995,500)	Call EUR Put USD	Bank of America NA	EUR	314,365	EUR	1.17	6/4/21	(1,120,176)
	(37,650,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	244,342	EUR	1.24	5/17/21	(516,247)
	(37,900,000)	Call EUR Put USD	Goldman Sachs International	EUR	168,710	EUR	1.25	1/29/21	(107,785)
	(44,170,000)	Call USD Put JPY	JPMorgan Chase Bank NA	USD	462,106	USD	107.94	2/3/21	(5,300)
									$(2,688,920)
		TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
		(Premiums received $(1,759,437))							$(2,688,920)

		OTHER ASSETS AND LIABILITIES - 0.2%							$11,521,749
		NET ASSETS - 100.0%							$4,589,748,236

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2020, the value of these securities amounted to $2,220,630,933, or 48.4% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2020.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2020.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Security is in default.
(m)	Represents a General Obligation Bond.
(n)	This term loan will settle after December 31, 2020, at which time the interest rate will be determined.
(o)	Windstream Holding, Inc., warrants are exercisable into 34,215 shares.
(p)	ANR, Inc., warrants are exercisable into 1,880,020 shares.
(q)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(r)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(s)	Strike price is 1 Mexican Peso (MXN).
(t)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Acorn Re	7/3/2018	$ 998,850	$1,001,500
Adare Re 2020	12/30/2019	2,009,000	2,103,683
Ailsa Re 2019	6/4/2019	2,000,000	2,084,490
Alturas Re 2019-1	12/20/2018	2,201	18,153
Alturas Re 2019-2	12/19/2018	33,410	155,143
Alturas Re 2020-1B	1/1/2020	550,000	384,835
Alturas Re 2020-2	12/23/2019	3,000,000	3,211,500
Alturas Re 2020-3	7/1/2020	250,000	259,450
Ballybunion Re	12/31/2019	6,016,157	6,270,334
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	175,392	175,323
Bantry Re 2018	2/6/2019	28,446	28,500
Bantry Re 2019	2/1/2019	–	135,855
Bantry Re 2020	2/4/2020	3,821,406	4,167,859
Berwick Re 2017-1	1/5/2017	119,551	119,326
Berwick Re 2018-1	1/10/2018	2,652,765	1,694,573
Berwick Re 2019-1	12/31/2018	1,188,696	1,188,780
Berwick Re 2020-1	9/24/2020	2,000,000	2,238,060
Berwick Re 2021-1	12/28/2020	989,841	989,841
Blue Lotus Re	12/20/2017	–	25,200
Bonanza Re Ltd.	12/15/2020	750,000	749,625
Carnoustie Re 2017	1/5/2017	2,422,271	1,342,779
Carnoustie Re 2019	12/31/2018	–	1,900
Carnoustie Re 2020	7/16/2020	1,750,000	1,907,675
Castle Stuart Re 2018	12/20/2017	859,008	294,993
Cedar Re 2020	7/31/2020	2,154,297	2,242,409
Celtic Manor Re 2020	12/2/2020	2,379,472	2,500,000
Denning Re	11/9/2020	2,545,707	2,583,915
Dingle Re 2019	3/4/2019	–	12,315
Dingle Re 2020	2/13/2020	512,325	568,971
Easton Re Pte Ltd.	12/15/2020	900,000	899,910
Eden Re II	1/23/2018	5,374	154,435
Eden Re II	12/15/2017	9,263	106,719
Eden Re II	12/23/2019	7,000,000	7,985,600
Eden Re II	1/22/2019	8,633	286,823
Formby Re 2018	7/9/2018	259,087	309,603
Four Lakes Re Ltd.	11/5/2020	1,500,000	1,497,900
Four Lakes Re, Ltd.	11/5/2020	1,500,000	1,499,400
Galilei Re	1/4/2017	2,000,000	1,999,800
Gleneagles Re 2016	1/14/2016	–	202,800
Gleneagles Re 2018	12/27/2017	120,409	177,450
Gleneagles Re 2019	12/31/2018	–	25,849
Gleneagles Re 2020	6/24/2020	1,270,798	1,387,899
Gullane Re 2018	3/26/2018	2,609,176	2,821,383
Harambee Re 2018	12/19/2017	234,142	55,800
Harambee Re 2019	12/20/2018	–	81,000
Harambee Re 2020	2/27/2020	3,000,000	3,215,400
Herbie Re Ltd.	10/19/2020	500,000	505,700
Hypatia, Ltd.	7/10/2020	1,000,000	1,067,200
International Bank for Reconstruction & Development	2/28/2020	250,000	250,075
International Bank for Reconstruction & Development	2/2/2018	1,550,000	1,548,295
International Bank for Reconstruction & Development	2/2/2018	1,950,000	1,947,855
Isosceles Re 2020	6/8/2020	1,939,759	21,200
Leven Re 2020	1/29/2020	1,926,200	2,030,600
Limestone Re	12/15/2016	480,000	519,360
Limestone Re 2016-1	12/15/2016	7,096	1,402
Limestone Re 2016-1	12/15/2016	990	196
Limestone Re 2018	6/20/2018	7,000	72,468
Limestone Re 2019-2	6/20/2018	140,000	245,784
Limestone Re 2019-B	12/15/2016	11,622	–
Limestone Re 2020-1	12/27/2019	1,020,000	1,103,640
Limestone Re 2020-2	6/20/2018	1,110,000	1,183,815
Lion II Re, DAC	6/21/2017	1,671,525	1,828,353
Lion Rock Re 2019	12/17/2018	–	39,300
Lion Rock Re 2020	3/27/2020	500,000	569,600
Liphook Re 2020	7/14/2020	935,274	1,014,965
Longpoint Re III	5/17/2018	2,600,000	2,601,560
Lorenz Re 2018	6/26/2018	1,379,694	71,400
Lorenz Re 2019	7/10/2019	827,959	167,732
Lorenz Re 2020	8/11/2020	1,282,713	1,423,555
Lorenz Re 2020	8/12/2020	1,717,287	1,905,845
Matterhorn Re	6/25/2020	1,250,000	1,281,625
Matterhorn Re	4/30/2020	250,000	255,300
Matterhorn Re	6/25/2020	1,135,717	1,159,125
Matterhorn Re Ltd.	11/24/2020	2,000,000	1,998,000
Matterhorn Re Ltd.	11/24/2020	1,500,000	1,498,500
Merion Re 2018-2	12/28/2017	8,500,000	9,556,901
Merion Re 2021-2	12/28/2020	849,793	849,793
Mona Lisa Re	12/30/2019	500,000	506,450
Northshore Re II Ltd.	12/2/2020	500,000	499,500
Oakmont Re 2017	5/10/2017	–	36,750
Oakmont Re 2020	12/3/2020	1,367,741	1,543,600
Old Head Re 2020	1/8/2020	531,409	710,500
Pangaea Re 2016-2	5/31/2016	–	10,967
Pangaea Re 2018-1	12/26/2017	679,284	100,009
Pangaea Re 2018-3	5/31/2018	1,710,113	147,278
Pangaea Re 2019-1	1/9/2019	40,855	81,087
Pangaea Re 2019-3	7/25/2019	156,622	187,794
Pangaea Re 2020-1	1/21/2020	3,850,570	4,257,528
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2020-3	9/15/2020	3,500,000	3,707,345
Phoenix One Re	12/21/2020	1,000,000	1,000,000
Pine Valley Re 2021	12/30/2020	465,008	464,984
Port Royal Re 2019	5/20/2019	1,058,754	1,180,627
Portrush Re 2017	6/12/2017	1,687,366	1,403,820
Residential Reinsurance 2020, Ltd.	10/30/2020	1,250,000	1,250,375
Residential Reinsurance 2020, Ltd.	10/30/2020	1,500,000	1,509,000
Resilience Re	4/13/2017	14,702	450
Sanders Re	6/12/2020	242,327	248,700
Sanders Re II, Ltd.	5/20/2020	250,000	253,875
Sector Re V	12/4/2018	983,649	546,123
Sector Re V	4/29/2020	540,000	646,580
Sector Re V	4/29/2020	1,696,451	1,877,209
Sector Re V	1/1/2020	155,997	390,986
Sector Re V Ltd.	12/21/2020	2,753,972	2,772,090
Sector Re V, Ltd.	4/24/2020	710,000	850,133
Sector Re V, Series 8, Class D	12/14/2018	301,611	170,354
Sector Re V, Series 9, Class A	4/23/2019	360,000	154,548
Sector Re V, Series 9, Class C	12/4/2019	150,000	376,213
Sector Re V, Series 9, Class G	5/1/2019	3,608	94,017
Seminole Re 2018	1/2/2018	7,257	21,023
St. Andrews Re 2017-1	1/5/2017	396,667	396,969
St. Andrews Re 2017-4	3/31/2017	–	256,526
Sussex Capital UK Pcc, Ltd.	12/07/2020	750,000	749,250
Sussex Re 2020-1	1/21/2020	3,609,700	3,941,792
Thopas Re 2018	12/12/2017	135,766	–
Thopas Re 2019	12/21/2018	113,674	162,000
Thopas Re 2020	12/30/2019	4,000,000	4,393,600
Thopas Re 2021	12/30/2020	644,112	644,112
Ursa Re	11/20/2019	1,800,000	1,800,540
Ursa Re II Ltd.	10/8/2020	3,000,000	3,010,200
Versutus Re 2017	1/5/2017	380,886	–
Versutus Re 2018	1/31/2018	37,867	–
Versutus Re 2019-A	1/28/2019	–	106,435
Versutus Re 2019-B	12/24/2018	–	34,265
Viribus Re 2018	12/22/2017	101,938	–
Viribus Re 2019	12/27/2018	–	149,650
Viribus Re 2020	3/12/2020	4,139,570	3,764,111
Vita Capital VI, Ltd.	2/12/2020	749,939	712,500
Vitality Re VIII	2/13/2020	499,944	499,900
Vitality Re X	2/3/2020	1,498,652	1,493,250
Vitality Re XI	1/31/2020	496,674	496,450
Walton Health Re 2018	6/25/2018	401,162	191,181
Walton Health Re 2019	7/18/2019	185,097	252,101
White Heron Re 2020	7/21/2020	1,423,883	1,500,151
Woburn Re 2018	3/20/2018	680,474	168,255
Woburn Re 2019	1/30/2019	1,068,927	1,191,732
Total Restricted Securities			$151,121,187
% of Net assets			3.3%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	30,238,341	USD	(22,712,711)	Bank of America NA	3/4/21	$162,283
NOK	207,511,411	EUR	(18,963,402)	Bank of New York Mellon Corp.	1/7/21	1,009,247
NOK	347,582,322	USD	(37,202,532)	Bank of New York Mellon Corp.	2/2/21	3,276,030
USD	4,492,940	EUR	(3,700,000)	Brown Brothers Harriman & Co.	2/25/21	(30,432)
EGP	88,658,254	USD	(5,551,550)	Goldman Sachs International	3/2/21	(6,649)
PEN	39,505,000	USD	(10,962,953)	Goldman Sachs International	2/26/21	(47,096)
PLN	42,510,000	EUR	(9,486,939)	Goldman Sachs International	2/23/21	(215,860)
SEK	231,334,943	EUR	(22,619,952)	Goldman Sachs International	3/3/21	506,284
USD	9,445,871	RUB	(715,350,000)	Goldman Sachs International	2/26/21	(145,625)
AUD	63,343,623	USD	(46,191,544)	HSBC Bank USA NA	2/26/21	2,631,552
CZK	243,205,000	USD	(10,550,328)	HSBC Bank USA NA	1/27/21	770,055
EUR	7,832,000	USD	(9,571,438)	HSBC Bank USA NA	3/26/21	9,647
RUB	715,350,000	USD	(9,309,544)	HSBC Bank USA NA	2/26/21	281,952
EUR	33,100,000	USD	(39,249,013)	JPMorgan Chase Bank NA	1/26/21	1,191,310
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	26,325,549,644	USD	(23,760,594)	JPMorgan Chase Bank NA	3/4/21	$446,363
PEN	40,720,000	USD	(11,422,480)	JPMorgan Chase Bank NA	2/26/21	(170,899)
SEK	550,489,630	USD	(63,255,153)	JPMorgan Chase Bank NA	1/27/21	3,739,148
USD	4,004,395	EUR	(3,300,000)	JPMorgan Chase Bank NA	1/26/21	(27,419)
EUR	2,860,000	USD	(3,384,723)	State Street Bank & Trust Co.	1/26/21	109,516
EUR	4,040,000	USD	(4,930,067)	State Street Bank & Trust Co.	3/26/21	12,167
INR	1,640,000,000	USD	(22,084,568)	State Street Bank & Trust Co.	1/29/21	302,055
USD	6,414,977	EUR	(5,400,000)	State Street Bank & Trust Co.	1/26/21	(182,538)
USD	3,889,144	EUR	(3,200,000)	State Street Bank & Trust Co.	2/25/21	(22,960)
USD	18,610,979	MXN	(393,369,277)	State Street Bank & Trust Co.	1/27/21	(1,104,399)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$12,493,732

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
623	U.S. 2 Year Note (CBT)	3/31/21	$ 137,536,586	$ 137,668,398	$ 131,812
1,265	U.S. Ultra Bond (CBT)	3/22/21	273,534,602	270,156,563	(3,378,039)
			$ 411,071,188	$ 407,824,961	$ (3,246,227)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
987	Euro-Bobl	3/8/21	$ (162,717,518)	$ (162,922,406)	$ (204,888)
1,685	Euro-Bund	3/8/21	(364,167,276)	(365,503,794)	(1,336,518)
29	U.S. 5 Year Note (CBT)	3/31/21	(3,650,438)	(3,658,758)	(8,320)
29	U.S. 10 Year Note (CBT)	3/22/21	(3,994,750)	(4,004,266)	(9,516)
756	U.S. 10 Year Ultra	3/22/21	(118,656,851)	(118,207,687)	449,164
1,230	U.S. Long Bond (CBT)	3/22/21	(215,086,875)	(213,020,625)	2,066,250
			$ (868,273,708)	$ (867,317,536)	$ 956,172

TOTAL FUTURES CONTRACTS			$ (457,202,520)	$ (459,492,575)	$ (2,290,055)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,460,000		Receive	5.00%	12/20/25	$ (16,058)	$ 248,591	$ 232,533
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (16,058)	$ 248,591	$ 232,533
TOTAL SWAP CONTRACT					$ (16,058)	$ 248,591	$ 232,533

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso
UZS	-	Uzbekistan Som

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2		Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$5,194	$–		$286,964	$292,158
Paper & Forest Products	–	6,513		–	6,513
Specialty Retail	–	–		147,243	147,243
All Other Common Stocks	211,382	–		–	211,382
Convertible Preferred Stocks	85,191,267	–		–	85,191,267
Preferred Stock	–	3,461,250		–	3,461,250
Asset Backed Securities	–	458,782,890		–	458,782,890
Collateralized Mortgage Obligations	–	527,774,910		–	527,774,910
Commercial Mortgage-Backed Securities	–	272,707,010		–	272,707,010
Convertible Corporate Bonds	–	31,353,498		–	31,353,498
Corporate Bonds	–	1,736,277,383		–	1,736,277,383
Foreign Government Bonds	–	230,252,936		–	230,252,936
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–		2,103,683	2,103,683
Multiperil – Massachusetts	–	–		2,583,915	2,583,915
Multiperil - U.S.	–	–		8,032,247	8,032,247
Multiperil - U.S. & Canada	–	–		2,030,600	2,030,600
Multiperil - U.S. Regional	–	–		2,084,490	2,084,490
Multiperil - Worldwide	–	–		4,694,436	4,694,436
Windstorm - Florida	–	–		3,955,832	3,955,832
Windstorm - North Carolina	–	–		21,200	21,200
Windstorm - U.S. Multistate	–	–		1,500,151	1,500,151
Windstorm - U.S. Regional	–	–		2,595,315	2,595,315
Industry Loss Warranties
Earthquakes – Bermuda	–	–		2,500,000	2,500,000
Reinsurance Sidecars
Multiperil - U.S.	–	–		6,899,547	6,899,547
Multiperil - Worldwide	–	–		75,500,058	75,500,058
All Other Insurance-Linked Securities	–	36,619,713		–	36,619,713
Municipal Bonds	–	11,823,133		–	11,823,133
Senior Secured Floating Rate Loan Interests	–	68,014,190		–	68,014,190
U.S. Government and Agency Obligations	–	1,002,846,214		–	1,002,846,214
Rights/Warrants	–	336,102		–	336,102
Over The Counter (OTC) Call Option Purchased	–	–	*	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	316,141		–	316,141
Total Investments in Securities	$85,407,843	$4,380,571,883		$114,935,681	$4,580,915,407
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(2,688,920)		$–	$(2,688,920)
Net unrealized appreciation on forward foreign currency exchange contracts	–	12,493,732		–	12,493,732
Net unrealized depreciation on futures contracts	(2,290,055)	–		–	(2,290,055)
Swap contracts, at value	–	232,533		–	232,533
Total Other Financial Instruments	$(2,290,055)	$10,037,345		$–	$7,747,290

*   Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 9/30/20	$434,207	$115,767,812	$116,202,019
Realized gain (loss)	–	(219)	(219)
Change in unrealized appreciation (depreciation)	–	(613,345)	(613,345)
Accrued discounts/premiums	–	29,505	29,505
Purchases	–	13,435,403	13,435,403
Sales	–	(12,372,989)	(12,372,989)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	(1,744,693)	(1,744,693)
Balance as of 12/31/20	$434,207	$114,501,474	$114,935,681

*   Transfers are calculated on the beginning of period values. During the three months ended December 31, 2020 investments having a value of    $1,744,693 were transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. During the three months ended December 31, 2020, there were no transfers in and out of Level 3

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2020: $183,056